As filed with the Securities and Exchange Commission on May 7, 1998
                            Registration Nos. 2-36250

                                    811-2025

                                        SECURITIES AND EXCHANGE COMMISSION
                                                    WASHINGTON, D.C    20549

                                                     FORM N-4
                     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _|
                         Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. 48 |X|
                                                                          -----

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |_|
                              Amendment No. 30 |X|
                                                                     -------


                               SEPARATE ACCOUNT C
          (Formerly Transamerica Occidental's Separate Account Fund C)
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  1150 South Olive, Los Angeles, CA 90015-2211
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (213) 742-3065

Name and Address of Agent for Service:                   Copy to:

JAMES W. DEDERER, Esq.                          FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel and Sutherland, Asbill & Brennan, LLP
         and Corporate Secretary                1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company Washington, D.C. 20004-2404 1150 South Olive Street
Los Angeles, California  90015-2211

                                   Approximate date of proposed public offering:
                     As  soon  as  practicable   after   effectiveness   of  the
                     Registration Statement.

                                       Title of securities being registered:
                                            Variable Annuity Contracts

         It                is proposed  that this filing will become  effective:
                           |_| immediately upon filing pursuant to paragraph (b) |X| on May 1, 1998 pursuant to paragraph (b) |_| 60 days after filing pursuant to paragraph (a)(i) |_| on _________________ pursuant to paragraph (a)(i)


         If appropriate, check the following box:
                           |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4

                                     PART A

Item of Form N-4                                                       Prospectus Caption
1.   Cover Page...............................................    Cover Page

2.   Definitions..............................................    Terms Used in this Prospectus

3.   Synopsis.................................................    Synopsis of this Prospectus; Variable Annuity
                                                                  Fee Table

4.   Condensed Financial Information..........................    Condensed Financial Information

5.   General
     (a)   Depositor..........................................    Transamerica Occidental and the Separate
                                                                  Account
     (b)   Registrant.........................................    Transamerica Occidental and the Separate
                                                                  Account
     (c)   Portfolio Company..................................    The Growth Portfolio
     (d)   Fund Prospectus....................................    The Growth Portfolio
     (e)   Voting Rights......................................    Voting Rights
     (f)   Administrator......................................    Charges under the Contracts

6.   Deductions and Expenses
     (a)   General............................................    Charges under the Contracts
     (b)   Sales Load %.......................................    Charges under the Contracts
     (c)   Special Purchase Plan..............................    Not Applicable
     (d)   Commissions........................................    Underwriter
     (e)   Fund Expenses......................................    Charges under the Contracts
     (f)   Operating Expenses.................................    Variable Annuity Fee Table

7.   Contracts
     (a)   Persons with Rights................................    Description of the Contracts; Surrender of a
                                                                  Contract; Death Benefits; Voting Rights
     (b)   (i)   Allocation of Purchase Payments
                 Payments.....................................    Description of the Contracts
           (ii)  Transfers....................................    Not Applicable
           (iii) Exchanges....................................    Federal Tax Status
     (c)   Changes............................................    The Growth Portfolio; Voting Rights

     (d)   Inquiries..........................................    Voting Rights

8.   Annuity Period...........................................    Annuity Period

9.   Death Benefit............................................    Death Benefits






10.  Purchase and Contract Value
     (a)   Purchases..........................................    Description of the Contracts
     (b)   Valuation..........................................    Description of the Contracts





     (c)   Daily Calculation..................................    Description of the Contracts
     (d)   Underwriter........................................    Underwriter

11.  Redemptions
     (a)   By Contract Owners.................................    Surrender of a Contract
           By Annuitant.......................................    Not Applicable
     (b)   Texas ORP..........................................    Not Applicable
     (c)   Check Delay........................................    Surrender of a Contract
     (d)   Lapse..............................................    Not Applicable
     (e)   Free Look..........................................    Not Applicable

12.  Taxes....................................................    Federal Tax Status

13.  Legal Proceedings........................................    Legal Proceedings

14.  Table of Contents for the
     Statement of
     Additional Information...................................    Table of Contents of the Statement of Additional Information


                                     PART B

Item of Form N-4                                                  Statement of Additional Information Caption

15.  Cover Page...............................................    Cover Page

16.  Table of Contents........................................    Table of Contents

17.  General Information
     and History..............................................    General Information and History

18.  Services
     (a)   Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Annuity Fee Table; (Prospectus) The
                                                                  Growth Portfolio
     (b)   Management Contracts...............................    Not Applicable
     (c)   Custodian..........................................    Safekeeping of Separate Account Assets; Records and
                                                                  Reports
           Independent Auditors  .............................    Accountants
     (d)   Assets of Registrant...............................    Not Applicable
     (e)   Affiliated Person..................................    Not Applicable
     (f)   Principal Underwriter..............................    The Underwriter

19.  Purchase of Securities
     Being Offered............................................    (Prospectus) Description of the Contracts
     Offering Sales Load......................................    Charges under the Contracts

20.  Underwriters.............................................    The Underwriter
21.  Calculation of Performance
     Data.....................................................    Calculation of Yields and Total Returns
22.  Annuity Payments.........................................    (Prospectus) Annuity Period
23.  Financial Statements.....................................    Financial Statements






                           PART C -- OTHER INFORMATION

Item of Form N-4                                                  Part C Caption

24.  Financial Statements
     and Exhibits
     (a)   Financial Statements...............................    Financial Statements
     (b)   Exhibits...........................................    Exhibits

25.  Directors and Officers of
     the Depositor............................................    Directors and Officers of the Depositor

26.  Persons Controlled By or Under Common Control
     with the Depositor or Registrant ........................    Persons Controlled By or Under Common Control with the
                                                                  Depositor or Registrant

27.  Number of Contract Owners................................    Number of Contract Owners

28.  Indemnification..........................................    Indemnification

29.  Principal Underwriters...................................    Principal Underwriter

30.  Location of Accounts
     and Records..............................................    Location of Accounts and Records

31.  Management Services......................................    Management Services

32.  Undertakings.............................................    Undertakings

     Signature Page...........................................    Signature Page







                               SEPARATE ACCOUNT C

                   Individual Equity Investment Fund Contracts
                For Non-Tax Qualified Individual Retirement Plans


   1150 South Olive Street, Los Angeles, California 90015-2211 (213) 742-3065
 ------------------------------------------------------------------------------

         This Prospectus describes three types of variable annuity contracts (the "Contracts") issued by Transamerica Occidental Life Insurance Company ("Transamerica" or the "Company"). The Contracts are called the Individual Equity Investment Fund Contracts -- Annual Deposit, Single Deposit Deferred and Single Deposit Immediate (the "Contracts"). These Contracts are designed for non-tax-qualified investments only.

         Deposits and Accumulation Account Value are allocated to Separate Account C of Transamerica Occidental Life Insurance Company (the "Separate Account"). The assets of the Separate Account will be invested solely in the Growth Portfolio (the "Growth Portfolio" or the "Portfolio") of the Transamerica Variable Insurance Fund, Inc. The Portfolio's investment objective is long-term capital growth which its pursues by investing primarily in common stocks. The Accumulation Account Value under the Contracts will vary with the investment performance of the Portfolio in which the Separate Account is invested. There is no assurance that the investment objective of the Portfolio will be met. The Contract Owner bears the entire investment risk for amounts invested under the Contracts.


         This Prospectus sets forth basic information about the Contracts and the Separate Account that a prospective investor should know before investing. A "Statement of Additional Information" containing more detailed information about the Contracts and the Separate Account is available free by writing to the Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202 or by calling 800-258-4260. The Statement of Additional Information, which has the same date as this Prospectus , has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is included at the end of this Prospectus.



               This Prospectus must be accompanied by the current prospectus for the Growth Portfolio of Transamerica
                          Variable Insurance Fund, Inc.
 -----------------------------------------------------------------------
                   THESE SECURITIES HAVE NOT BEEN APPROVED OR
                   DISAPPROVED BY THE SECURITIES AND EXCHANGE
                COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
                    ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 -----------------------------------------------------------------------


                   The date of this Prospectus is May 1, 1998


                      Please read this Prospectus carefully and keep it for future reference.


An investment in the Contracts is not a deposit of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investing in the Contracts involves certain investment risks, including possible loss of principal.

                                TABLE OF CONTENTS

(LOGO)


Terms Used in this Prospectus..........................    3
Synopsis of this Prospectus............................    5
Fee Table..............................................    7
Condensed Financial Information........................    9
Transamerica Occidental and the Separate Account.......    9
The Growth Portfolio...................................    10
Description of the Contracts...........................    12
Surrender of a Contract................................    13
Death Benefits.........................................    14
Charges under the Contracts............................    14
Annuity Period.........................................    15
Federal Tax Status.....................................    16
Preparing for Year 2000................................
Underwriter............................................    19
Voting Rights..........................................    19
Legal Proceedings......................................    20
Table of Contents of the Statement of Additional Information..         21








 .........This Prospectus does not constitute an offer to sell, or a solicitation of any offer to purchase, the Contracts offered hereby in any state or jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such state. No salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representation must not be relied upon.

                          TERMS USED IN THIS PROSPECTUS

Accumulation                                         Account:     The    account
                                                     maintained    under    each
                                                     Contract   comprising   all
                                                     Accumulation          Units
                                                     purchased  under a Contract
                                                     and, if applicable, any Net
                                                     Deposit  not yet applied to
                                                     purchase       Accumulation
                                                     Units.

Accumulation Account Value:                          The dollar value of an
Accumulation Account.

Accumulation                                         Unit:  A unit  purchased by
                                                     the  investment  of  a  Net
                                                     Deposit  in  the   Separate
                                                     Account and used to measure
                                                     the  value  of  a  Contract
                                                     Owner's  interest  under  a
                                                     Contract   prior   to   the
                                                     Retirement  Date  under the
                                                     Contract.

Annuitant:                                           The   individual   on
whose  behalf  a  Contract  is  issued.
                                                     Generally, the Annuitant
will be the Contract Owner.

Annuity: A series of monthly payments provided under a Contract for the Annuitant or his beneficiary. Annuity payments  will be due and
 payable  only on the first day of a
                                                     calendar month.

Annuity                                              Conversion  Rate:  The rate
                                                     used  in   converting   the
                                                     Accumulation  Account Value
                                                     to an Annuity  expressed as
                                                     the  amount  of  the  first
                                                     Annuity  payment  to  which
                                                     the   Participant   or  the
                                                     beneficiary is entitled for
                                                     each $1,000 of Accumulation
                                                     Account Value.

Annuity Unit:                                        A unit used to determine
the amount of each  Variable  Annuity
                                                     payment after the first.

Code:                                                The Internal  Revenue Code
 of 1986, as amended,  and the rules
                                                     and regulations issued
thereunder.

Contract:                                            Any one of the  Individual
 Equity  Investment  Fund Contracts
                                                     (Annual Deposit,  Single
Deposit  Deferred,  or Single Deposit
                                                     Immediate) described in
this Prospectus.

Contract Owner:                                      The   party  to  the
 Contract   who  is  the  owner  of  the
                                    Contract.

Deposit:                                             An amount  paid to the
Company  pursuant to a Contract.  (With
                                                     respect  to some  Contracts
 in which the term  "Deposit"  has
          been replaced by the term "Purchase Payment," "Deposit" as used herein shall also mean "Purchase Payment.")

Fund:      The   Transamerica   Variable   Insurance   Fund,   Inc.,   a
          registered open-end management investment company in which the Separate Account invests.

Net Deposit:  That  portion of a Deposit  remaining  after  deduction of any
              premium   for   Contract   riders,   charges   for  sales  and
              administrative   expenses  and  for  any  applicable   premium
                                     taxes.

Plan of Reorganization:  The  plan   pursuant  to  which  the   Separate
Account  was
              reorganized to its present form as a unit investment trust.

Portfolio:The Growth  Portfolio of the Transamerica  Variable  Insurance
          Fund,  Inc. The Separate  Account  invests  exclusively in the
                                   Portfolio.

Retirement Date: The date on which the first  Annuity  payment is payable under a Contract.

Separate Account: Separate  Account C of Transamerica  Occidental Life Insurance
                 Company.  Separate  Account  C is not  part of  Transamerica's general account.

Variable Annuity: An  Annuity  with   payments   which  vary  in  dollar  amount
                 throughout   the  payment   period  in  accordance   with  the
                   investment experience of the Growth Portfolio of the Fund.

Valuation Date:   Any day the New  York  Stock  Exchange  is open  for  trading.
                 Valuation  usually  occurs as of 4:00 p.m.  ET each  Valuation
                   Date.

Valuation          Period: The period from the
                   close  of  business  on the
                   New York Stock  Exchange on
                   one  Valuation  Date to the
                   close of trading on the New
                   York Stock  Exchange on the
                   next  following   Valuation
                   Date.

Written Request: An original  signature  is  required on all Written  Requests.
                 If a signature on record does not compare with that on the Written Request, Transamerica reserves the right to request a Bank Signature Guarantee before processing the request.
                 Written Requests and other communications are deemed to be received by the Company on the date they are actually received at the Company's Charlotte, North Carolina Office, unless they are received on a day when, or after the time that, the New York Stock Exchange is closed In this case the Written Request will be deemed to be received on the next day when the unit value is calculated.

                           SYNOPSIS OF THIS PROSPECTUS

         This Prospectus describes three types of individual variable annuity contracts -- the Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. The Contracts are designed for non tax-qualified retirement programs. Deposits made under the Contracts are allocated to the Separate Account which invests solely in the Growth Portfolio of the Fund. The Growth Portfolio invests principally in equity securities. (See "Description of the Contracts" on page 12.) The Contracts are no longer being offered for sale but additional Deposits can be made on certain outstanding Contracts.

         The Contracts. Three types of Contracts have been offered through the Separate Account -- Annual
Deposit, Single Deposit Deferred, and Single Deposit Immediate.

         The Annual Deposit Contract is a deferred variable annuity which provides for payments to be made at least annually. The minimum payment is $10 and the aggregate minimum annual payment must be $120 in any Contract year. Usually, a Contract was not issued for annual payments of less than $300. Payments may be increased on a Contract anniversary, but annual payments may not be increased to more than three times the first year's payments without the consent of Transamerica.

         The Single Deposit Deferred Contract provides a deferred variable annuity. A minimum single payment of $1,000 must have been made when the Contract is issued. Additional payments of at least $20 could have been made anytime within the first five Contract years. Thereafter, Transamerica must give its consent to accept further payments.

         The Retirement Date for the Annual Deposit and Single Deposit Deferred Contracts is the date the first annuity payment is made under the Contract. The Retirement Date is specified in the application for the Annual Deposit and Single Deposit Deferred Contracts. It may be changed by submitting a written request to Transamerica at least 60 days before annuity payments begin.

         The Single Deposit Immediate Contract provides an immediate variable annuity. The minimum single payment accepted under the Contract is $2,500. The Retirement Date specified by the Contract Owner may not be changed.

         The Separate Account. Deposits made under the Contracts are allocated to the Separate Account. The assets of the Separate Account are used to purchase, at net asset value, shares of the Growth Portfolio. The Growth Portfolio has a distinct investment objective and policies that are described in the accompanying Prospectus for the Growth Portfolio. (See "The Growth Portfolio" on page 10.)

         The Accumulation Account Value, if any, and the amount of any annuity payment will vary depending on the investment experience of the Growth Portfolio and the amount of separate account and portfolio fees and expenses incurred. (See "Charges Under the Contracts" on page 14.) The Contract Owner bears the entire investment risk under the Contract. There is no guaranteed or minimum Accumulation Account Value; therefore the proceeds of a surrender could be less than the total amount of Deposits.

         Surrenders and Partial Withdrawals. Annual Deposit and Single Deposit Deferred Contracts may be surrendered prior to a selected Retirement Date for the Accumulation Account Value. At any time before the earlier of the death of the Annuitant or the Retirement Date, the Contract Owner may partially withdraw Accumulation Account Value. Accumulation Account Value will be established at the end of the Valuation Period in which the Written Request for surrender or withdrawal is received. There is no surrender or withdrawal charge. A Contract must be surrendered if a withdrawal reduces the Accumulation Account Value below $10 for an Annual Deposit Contract or $20 for a Single Deposit Deferred Contract. There are no surrender or withdrawal privileges for Single Immediate Contracts.

         Amounts withdrawn or surrendered may be taxable and subject to a penalty tax imposed by Federal tax law.

         Charges and Expenses. Transamerica deducts a sales charge and an administrative charge from each Deposit at the time of payment. A maximum 6.5% sales charge and 2.5% administrative charge are deducted from each Deposit. Charges may be reduced depending on the total dollar value of Deposits paid under the Contract.
(See "Fee Table" on page 7.)

         Transamerica also deducts a daily charge (the "Mortality and Expense Risk Charge") equal to a percentage of the value of the net assets in the Separate Account for the mortality and expense risks it has assumed. With certain exceptions (see "Fee Table" on page 7), the rates at which charges for expenses are assessed may not be changed during the life of the Contract. The Contracts permit the Company to deduct a Mortality and Expense Risk Charge from the Separate Account at the end of each Valuation Period at a maximum annual rate of 1.10% of the Accumulation Account Value. The amount of the Mortality and Expense Risk Charges will be waived or reduced on Contracts outstanding as of October 31, 1996 to the extent that the sum of Separate Account Annual Expenses and Portfolio Annual Expenses exceeds 1.40% during any year. Currently the Mortality and Expense Risk Charge is assessed at an annual rate of 0.55% of Accumulation Account Value.

         Some states require the payment of premium taxes. Generally, a charge for premium taxes is made against the Accumulation Account Value when conversion is made to provide annuity benefits. However, in certain states, a tax will be deducted from each Deposit. Presently, premium taxes range from 0.0% to 3.5%. (See "Premium Taxes" on page 15.)

         Because the Separate Account purchases shares of the Growth Portfolio, the net assets of the Separate Account will reflect the investment advisory fee and certain expenses incurred by the Growth Portfolio. The investment adviser of the Growth Portfolio is paid an advisory fee of 0.75% of the value of the average daily net assets of the Growth Portfolio. Presently, certain fees and expenses of the Portfolio are waived or reimbursed. (See the accompanying prospectus of the Growth Portfolio for further details).

         Death Benefit. The Contracts provide a death benefit payable if the Annuitant dies before the selected Retirement Date. Transamerica will pay the beneficiary the Accumulation Account Value as of the date Transamerica receives due proof of the deceased's death and payment instructions. (See "Death Benefits" on page 14.)

         Annuity Payments. The Contracts provide for a series of monthly annuity payments to begin on the Retirement Date. The Contract Owner may select from three variable payment options. The amount of the annuity payments depends on the payment option chosen, the age of the person named to receive the annuity payments (the "Annuitant"), and the value of the Contract on the Retirement Date. The annuity options include alternatives designed to provide payments for life (for either a single or joint life), with or without a guaranteed minimum number of payments. (See "Annuity Period" on page 15.) The minimum amount of the first annuity payments must be $20. If the first monthly payment would be less than $20, Transamerica may make a single payment equal to the total value of the Contract Owner's account, the Accumulation Account Value.

         Federal Tax Status. With respect to Contract Owners who are natural persons, there should be no Federal income tax on increases in the Accumulation Account Value until a distribution under the Contract occurs (e.g., a surrender or annuity payment) or is deemed to occur (e.g., a pledge, loan or assignment of a Contract). Generally, a portion of any distribution or deemed distribution will be taxable as ordinary income. The taxable portion of certain distributions will be subject to withholding unless the recipient elects otherwise. In addition, a penalty tax may apply to certain distributions or deemed distributions under the Contract. (See "Federal Tax Status," on page 16.) This paragraph is applicable so long as the Contracts qualify as annuity contracts for Federal income tax purposes. (See "FEDERAL TAX MATTERS--Tax Status of the Contracts" in the Statement of Additional Information.)

                                    FEE TABLE

         The purpose of this table and the examples that follow is to assist the Contract Owner in understanding the various costs and expenses imposed directly or indirectly under the Contracts. The standardized tables and examples reflect expenses of the Separate Account as well as the Portfolio. They assume the highest deductions possible under the Contracts whether or not such deductions actually would be made from an individual Contract Owner's account. The information set forth below should be considered together with the narrative provided under the heading "Charges under the Contracts" on page 14 of this Prospectus, and with the Portfolio's prospectus. In addition to the expenses listed below, premium taxes may be applicable.

Contract Owner Transaction Expenses

  Sales Load Imposed on Purchases (as a percentage of each Deposit):       6.50%

            Total Deposits
          Under the Contract                                Sales Expense
          ---------------------------------------------------------------
         First $15,000...........                                   6.50%
         Next  $35,000...........                                   4.50%
         Next  $100,000..........                                   2.00%
         Excess   ...............                                   0.50%

  Administrative Expense Imposed on Purchases (as a percentage of each
 Deposit):
                            2.50%

            Total Deposits
          Under the Contract                           Administrative Expense
          -------------------------------------------------------------------
         First $15,000...........                                    2.50%
         Next  $35,000...........                                    1.50%
         Next $100,000...........                                    0.75%
         Excess   ...............                                    0.00%

Maximum Total Contract Owner Transaction Expenses:1/
9.00%

                                                        Total Contract Owner
            Total Deposits                              Transaction Expenses
          Under the Contract                           as % of Total Deposits
          -------------------------------------------------------------------
         First $15,000...........                                    9.00%
         Next  $35,000...........                                    6.00%
         Next $100,000...........                                    2.75%
         Excess   ...............                                    0.50%

Separate Account Annual Expenses:
(as a percentage of average daily separate account value )
         Mortality and Expense Risk Charge.................  0.55%2/
         Administrative Expense Charge.....................  0.00%
         Other Expenses....................................  0.00%
                Total Separate Account Annual Expenses.....  0.55%2/

Growth Portfolio Annual Expenses:3/
(as a percentage of Portfolio average daily net assets, after fee waivers and expense reimbursements)
         Management Fee................................. 0.75%
         Other Expenses................................. 0.10%
                                                         -----
                Total Portfolio Annual Expenses......... 0.85%
----------------

         1/ This is equivalent to 9.89% of the Net Deposit. Premium taxes are not shown. Charges for premium taxes, if any, are deducted when paid which may be upon annuitization. In certain states, a premium tax charge will be deducted from each Deposit.

         2/ The Contracts permit the Company to deduct a Mortality and Expense Risk Charge at a maximum annual rate of 1.10% of the Accumulation Account Value. Under the terms of the Plan of Reorganization, however, Transamerica has agreed to waive or reimburse the Mortality and Expense Risk Charge on Contracts outstanding as of October 31, 1996 to the extent that the sum of Separate Account Annual Expenses and Portfolio Annual Expenses exceeds 1.40% during any year.


         3/  During  1997  Transamerica   reimbursed  expenses  for  the  Growth
Portfolio. Without such reimbursements the "other expenses" of the portfolio would have been 0.23% and total portfolio annual expenses would have been 0.98% for 1997. Transamerica plans to continue these expense reimbursements (or fee waivers) throughout 1998.

                                    EXAMPLES

         A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above:

Example #1: If the Contract is surrendered at the end of the applicable time period:

         1 Year            3 Years          5 Years           10 Years
----------------------------------------------------------------------

         $103              $130             $160              $243


Example #2: If the Contract is not surrendered at the end of the periods shown:

         1 Year            3 Years          5 Years           10 Years
----------------------------------------------------------------------

         $103              $130             $160              $243


         The Examples should not be considered a representation of past or future expenses and charges. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Charges Under the Contract" on page 14 in this Prospectus.

         The Contracts are designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and tax penalties may apply. Premium taxes may be applicable.

                         CONDENSED FINANCIAL INFORMATION


         The condensed financial information for the Separate Account and the Separate Account's predecessor, Transamerica Occidental's Separate Account Fund C, is set forth below. This condensed financial information is derived from the financial statements of the Separate Account and Separate Account Fund C that were audited by Ernst & Young LLP, the independent auditors for the Separate Account and Separate Account Fund C. The condensed financial information shown is the same as it would have been if the Separate Account had operated as a unit investment trust investing in the Portfolio for all the periods shown, with the operation of the Portfolio having been as currently reported in the Portfolio's prospectus and Statement of Additional Information.


         The  Accumulation   Unit  values  and  number  of  Accumulation   Units
outstanding for the periods shown are as follows:






                             1997     1996     1995     1994    1993     1992     1991     1990    1989     1988
                             -----------------------------------------------------------------------------------


Accumulation Unit value:

  Beginning of year         23.894   18.786   $12.291  $11.467  $9.384   $8.281   $5.885   $6.623  $4.959     $3.708
                            ----------------------------------------------------------------------------------------
  End of year               34.821   23.894   $18.786  $12.291 $11.467  $ 9.384  $ 8.281  $ 5.885 $ 6.623    $ 4.959
                            ========================================================================================


Number of Accumulation Units
  outstanding at end of year

  (000 omitted)              1,306    1,322    1,341    1,373   1,412    1,452    1,472    1,545   1,605   1,674






       TRANSAMERICA OCCIDENTAL AND THE SEPARATE ACCOUNT

Transamerica Occidental Life Insurance Company

         Transamerica Occidental Life Insurance Company ("Transamerica" or the "Company") is a stock life insurance company incorporated under the laws of the State of California on June 30, 1906. Its Home Office is located at 1150 South Olive Street, Los Angeles, California, 90015-2211. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. The Company presently provides individual life insurance, especially interest-sensitive products, variable and term life insurance, fixed and flexible premium annuity products, and reinsurance.

         Subsidiaries of the Company include Transamerica Assurance Company, Transamerica Life Insurance and Annuity Company, Transamerica Life Insurance Company of Canada and a New York company, Transamerica Life Insurance Company of New York (formerly called, First Transamerica Life Insurance Company).

Published Ratings
         Transamerica may from time to time publish in advertisements, sales literature and reports to Contract Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of Transamerica and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services, Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to Contract Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

The Separate Account

         The  Separate   Account  was   established  on  February  26,  1969  by
Transamerica's Board of Directors. Prior to November 1, 1996, the Separate Account was organized as an open-end diversified management investment company with its own portfolio of securities. On November 1, 1996, the Separate Account was re-organized to its present form as a unit investment trust. As part of the reorganization, the assets of the managed separate account were transferred intact to the Growth Portfolio of Transamerica Variable Insurance Fund, Inc. in exchange for shares of the Growth Portfolio.

         The Separate Account is registered with the Commission under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the Separate Account.

         The assets of the Separate Account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 10506 of the California Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account). Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica. Obligations under the Contracts are obligations of Transamerica.

                              THE GROWTH PORTFOLIO

The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc.


         The Separate Account invests exclusively in the Growth Portfolio of the Transamerica Variable Insurance Fund (the "Fund"). The Fund is an open-end, diversified management investment company established as a Maryland Corporation on June 23, 1995, as the successor to Transamerica Occidental's Separate Account Fund C. The Fund currently consists of two investment portfolios, but only the Growth Portfolio is available under the Contracts. (Additional Portfolios may be created from time to time.) By investing in the Growth Portfolio, an investor becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Growth Portfolio. Likewise, an investor shares pro-rata in any losses of the Portfolio.


         Pursuant  to an  investment  advisory  agreement  and  subject  to  the authority of the Fund's Board of Directors, Transamerica Occidental Life Insurance Company (the "Company") serves as the Portfolio's investment adviser and conducts the business and affairs of the Portfolio. The Company has engaged an affiliate, Transamerica Investment Services, Inc. ("Investment Services") to act as the Portfolio's sub-advisor to provide the day-to-day portfolio management for the Portfolio.

         The investment objective of the Growth Portfolio is to seek long-term capital growth. Common stock (listed and unlisted) is the basic form of investment. The Portfolio may also invest in debt securities and preferred stock having a call on common stocks.

         The Fund currently offers shares of the Portfolio solely to the Separate Account as a funding vehicle for the variable annuity contracts supported by the Separate Account. The Fund does not offer the Portfolio's shares directly to the general public. Shares of the Portfolio may, in the future, be offered to other registered and unregistered separate accounts supporting other variable annuity or variable life insurance contracts and to qualified pension and retirement plans.

         Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio manager  anticipates  changing economic and market  conditions.
 THERE IS NO ASSURANCE THAT THE PORTFOLIO
WILL ACHIEVE ITS STATED OBJECTIVES.

         An investment in the Contracts is not a deposit or obligation of, or guaranteed or endorsed, by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in the Contracts involves certain investment risks, including possible loss of principal.

         Additional information concerning the investment objective and policies of the Growth Portfolio, the investment advisory and administrative services and charges can be found in the current prospectus for the Portfolio which accompanies this Prospectus. The Portfolio's prospectus should be read carefully before any decision is made concerning the allocation of Deposits to the Separate Account.

Addition, Deletion, or Substitution

         Transamerica cannot guarantee that the Portfolio will always be available for its variable annuity products, but in the unlikely event that the Portfolio is not available, Transamerica will do everything reasonably practicable to secure the availability of a comparable fund. Transamerica retains the right to make changes in the Separate Account and in its investments.

         Transamerica reserves the right to eliminate the shares of any Portfolio held by the Separate Account and to substitute shares of another Portfolio or of another investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, a substitution of shares attributable to the Contract Owner's interest in the Separate Account will not be made without prior notice to the Contract Owner and the prior approval of the Commission. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Contract Owners.

         The Separate Account may be divided into sub-accounts and new sub-accounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions so warrant. Any new sub-accounts will be made available to existing Contract Owners on a basis to be determined by Transamerica. Each additional sub-account will purchase shares in a Portfolio or in another mutual fund or investment vehicle. Transamerica may also eliminate one or more sub-accounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any sub-account is eliminated, Transamerica will notify Contract Owners and request a re-allocation of the amounts invested in the eliminated sub-account.

         In the event of any substitution or change, Transamerica may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.


                          DESCRIPTION OF THE CONTRACTS

         The Contract Owner has all rights under the Contract during the accumulation period. These include voting rights, selection of the annuitant, surrendering any portion of the Contract values, electing retirement date and annuity option and selection of beneficiaries.

         The Contract Owner retains his or her voting rights and right to select beneficiaries, if the Annuity option permits, once the Annuity begins.

         After the death of the annuitant, the beneficiaries have the right to the value, if any, remaining in the Contract.

         Annual Deposit Individual Equity Investment Fund Contract provides a deferred Variable Annuity ("Annual Deposit Contract"). This Contract provides for Deposits to be made annually or more frequently, but no Deposit may be less than $10 and the aggregate minimum Deposit must be $120 in any contract year. Normally, Contracts will not be issued for annual Deposits of less than $300. Deposits may be increased on a Contract anniversary, but annual Deposits may not be increased to more than three times the first year's Deposit without consent from the Company. The non-forfeiture provision of the Contract will be applied if annual Deposits are not paid when due or during a 31-day grace period. The effect of this provision is that if a Deposit is not received within five years of the last Deposit date, Deposits may not be resumed, but Contract benefits remain in full force.

         Single Deposit Individual Equity Investment Fund Contract provides a deferred Variable Annuity ("Single Deposit Deferred Contract"). This Contract provides for a single Deposit when the Contract is issued. Additional Deposits of at least $20 each may be made anytime within the first five Contract years. Thereafter, the Company must give its consent to further Deposits. The minimum initial Deposit is $1,000. The Company reserves the right to reduce the minimum.

         A Retirement Date is specified in the application for Annual Deposit and Single Deferred Contracts, but may be changed by a Written Request to the Company at its Home Office at least 60 days before an Annuity is to commence.

         Single Deposit Individual Equity Fund Investment Contract also provides an Immediate Variable Annuity ("Single Deposit Immediate Contract"). This Contract provides for a single Deposit to be accepted when the Contract is issued which will begin an Annuity. The issue date of this Contract is the last Valuation Day of the second calendar month preceding the Retirement Date specified in the Contract. The minimum Deposit is $2,500. The Company reserves the right to reduce the minimum. The Retirement Date may not be changed.

Net Deposits

         Net Deposits are immediately credited to the Contract Owner's Accumulation Account in the Valuation Period in which they are received at the Company's Home Office.
         Net Deposits are used to purchase Accumulation Units. The number of Accumulation Units purchased with a Net Deposit is determined on the Valuation Date on which the Net Deposit is invested in the Separate Account by dividing the Net Deposit by the Accumulation Unit Value at the end of that Valuation Date. The number of Accumulation Units resulting from each Net Deposit will not change.

Accumulation Unit Value

         The Accumulation Unit Value was set at $1.00 on October 16, 1969, the date the Separate Account commenced operations. The Accumulation Unit Value is determined at the end of a Valuation Period by multiplying the Accumulation Unit Value determined at the end of the immediate preceding Valuation Period by the Investment Performance Factor for the current Valuation Period and reducing the result by the mortality and expense risk charges. The value of an Accumulation Unit is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolio as well as the deduction for charges.

         The Investment Performance Factor is determined at the end of each Valuation Period and is the ratio of A/B where:

         "A" is the value of the Separate Account as of the end of such Valuation Period immediately prior to making any Deposits into and any withdrawals from the Separate Account.

         "B" is the value of the Separate Account as of the end of the preceding Valuation Period immediately after making any Deposits into and any withdrawals from the Separate Account, including any charges for expense and mortality risks assessed against the Separate Account on that date, from the Separate Account.

                             SURRENDER OF A CONTRACT

         Surrender and withdrawal privileges apply only to Annual Deposit and Single Deposit Deferred Contracts prior to Retirement Date. There are no surrender or withdrawal privilege for Single Deposit Immediate Contracts.

         A Written Request by the Contract Owner must be received at the Home Office for either a withdrawal or surrender of Accumulation Account Value. Accumulation Units will be cancelled with the equivalent dollar amount withdrawn or surrendered. The Accumulation Unit Value used to determine the number of Accumulation Units cancelled shall be the value established at the end of the Valuation Period in which the Written Request was received. The Accumulation Account Value less any applicable premium tax charge will be paid within seven days following receipt of the Written Request. However, the Company may postpone such payment: (1) if the New York Stock Exchange is closed or trading on the Exchange is restricted, as determined by the Commission; (2) when an emergency exists, as defined by the Commission's rules, and fair market value of the assets cannot be determined; or (3) for other periods as the Commission may permit.

         There are no charges for withdrawals or surrender of the Contract. However, withdrawals and surrenders may be taxable and subject to penalty taxes, as described below. (See "Federal Tax Status" on page 16.)

         A Contract must be surrendered through the Underwriter.

         The  Contract  must  be  surrendered   if  a  withdrawal   reduces  the
Accumulation Account Value below $10 for an Annual Deposit Deferred Contract or $20 for a Single Deposit Deferred Contract.

         Any Contract withdrawal may be repaid within five years after the date of each withdrawal, but only one repayment can be made in any twelve month period. The Company must be given concurrent Written Request of repayment. The sales charges will not be deducted from the Deposit repayment, but the administrative charge will be assessed.
                                 DEATH BENEFITS

Death Benefits--Before Retirement

         (1)      ANNUAL DEPOSIT AND SINGLE PREMIUM DEFERRED CONTRACTS:

                  In the event a Annuitant dies prior to the selected Retirement Date, the Company will pay to the Annuitant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Day coinciding with or next following the later of (i) the date adequate proof of death is received by the Company or (ii) the date the Company receives notice of the method of payment selected by the beneficiary. Subject to certain requirements imposed by Federal tax law, upon Written Request after the death of the Annuitant, the beneficiary may elect, in lieu of the payment of such value in one sum, to have all or a part of the Accumulation Account Value applied under one of the forms of Annuities described under "Annuity Period," or elect an optional method of payment subject to agreement by the Company, and to compliance with any applicable federal and state law.

         (2)      SINGLE PREMIUM IMMEDIATE CONTRACT:

                  In the event a Annuitant dies prior to the selected Retirement Date, the Company will pay to the Annuitant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Day coinciding with or next following the date proof of death is received by the Company.

Death Benefit--After Retirement

         If the Annuitant's death occurs on or after the Retirement Date, death benefits, if any, payable to the beneficiary shall be as provided under the Annuity option or elected optional method of payment then in effect.

                           CHARGES UNDER THE CONTRACTS

Charges Assessed Against The Deposits

         Sales Charge. The Company makes a deduction from each Deposit for sales expenses. No such charge will be assessed against Deposits made from insurance or annuity policies issued by the Company which are transferred to the Separate Account. The charge for sales expense ranges from 6.5% to 0.5% of each deposit. (See "Fee Table" on page 7.)

         The sales expense charge is retained by the Company as compensation for the cost of selling the Contracts. The Company pays the Underwriter for the sale of the Contracts. (See "Underwriter" on page 19 for more information about the Underwriter.) The distribution expenses may exceed amounts deducted from Deposits as sales expenses and will be paid from the Company's surplus, including profits, if any, from the mortality and expense risk charges.

         Administrative Charge. The Company also makes a deduction from each Deposit for administrative expenses. The charge for the administrative expense ranges from 2.5% to 0.0% of each deposit (See " Fee Table" on page 7.) The administrative expense charge will be retained by the Company. This charge is used to pay for all record keeping and administrative functions related to the Contracts and each Contract Owner's account, including issuance of the Contract, making annuity payments, legal and accounting fees and reports to Contract Owners.


Charges Assessed Against the Separate Account

         Mortality and Expense Risk Charge. The Contracts permit the Company to deduct a Mortality and Expense Risk Charge from the Accumulation and Annuity Unit Values at the end of each Valuation Period at a maximum annual rate of 1.10%. Amounts of such charges may be withdrawn periodically from the Separate Account. Under the terms of the Plan of Reorganization, Transamerica has agreed to waive or reimburse mortality and expense risk charges on Contracts outstanding as of October 31, 1996, to the extent that the sum of Separate Account Annual Expenses and Portfolio Annual Expenses exceeds 1.40% during any year. Currently, the Mortality and Expense Risk Charge is assessed at an annual rate of 0.55% of the Accumulation Account Value.

         The Mortality and Expense Risk Charge compensates the Company for bearing certain mortality and expense risks under the Contracts. The mortality risk borne by Transamerica arises from its contractual obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contracts) regardless of how long all Annuitants or any individual Annuitant may live. This undertaking assures that neither a Contract Owner's own longevity, nor an improvement in general life expectancy, will adversely affect the monthly annuity payments that a beneficiary will receive under the Contract. The mortality risk assumed by Transamerica is the risk that the persons on whose life annuity payments depend, as a group, will live longer than Transamerica's actuarial tables predict. In this event, Transamerica guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the annuity options in the Contract.

         The expense risk assumed by Transamerica is the risk that Transamerica's actual expenses in issuing and administering the Contracts and operating the Separate Account will be more than the charges assessed for such expenses.

         There are no other fees assessed against the Separate Account.

Portfolio Expenses

         Because the Separate Account purchases shares of the Portfolio, the net assets of the Separate Account will reflect the investment advisory fees and other operating expenses incurred by the Portfolio. A complete description of the fees, expenses, and deductions from the Growth Portfolio can be found in the Portfolio's prospectus.

Premium Taxes

         Transamerica may be required to pay premium or retaliatory taxes currently ranging from 0% to 3.5% in connection with Purchase Payments or values under the Contracts. Depending upon applicable state law, Transamerica may deduct the premium taxes which are payable with respect to a particular Contract from the Purchase Payments, from amounts withdrawn, or from amounts applied on the Annuity Date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same Purchase Payment, depending upon applicable state law.

                                 ANNUITY PERIOD

         A Contract Owner may select an Annuity option at any age, by Written Request received by the Company at least 60 days prior to commencement of an Annuity. The monthly Annuity benefit is determined by the Accumulation Account Value, the age of the Annuitant, and any joint annuitant and the option selected.

         The Contracts have three standard options:


                  (1) A Variable Annuity with monthly payments during the lifetime of the Annuitant. No minimum number of payments is guaranteed, so that only one such payment is made if the Annuitant dies before the second payment is due,

                  (2) A Variable Annuity paid monthly to the Annuitant and any joint annuitant as long as either shall live. No minimum number of payments is guaranteed, so that only one such payment is made if both the Annuitant and joint annuitant die before the second payment is due, and

                  (3) A Variable Annuity paid monthly during the lifetime of the Annuitant with a minimum guaranteed period of 60, 120 or 180 months. If an Annuitant dies during the minimum period, the unpaid installments for the remainder of the minimum period will be payable to the beneficiary. However, the beneficiary may elect the commuted value to be paid in one sum. The value will be determined on the Valuation Day the Written Request is received in the Home Office.

         Upon the Company's approval, other options may be selected. The form of Annuity with the fewest number of guaranteed monthly payments will provide the largest monthly payments.

         If the Contract Owner does not select any annuity option or a lump-sum payment, the funds remain in the Accumulation Account.

         The minimum amount of the first monthly payment is $20. If the first monthly payment would be less than $20, the Company may make a single payment equal to the total value of the Contract Owners' Accumulation Account.

         For information regarding the calculation of annuity payments, see the Annuity Payments section of the Statement of Additional Information.


                               FEDERAL TAX STATUS

Introduction

         The following discussion is a general description of Federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


Tax Status of the Contract

         The following discussion is based on the assumption that the Contract qualifies as an annuity contract for Federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

Taxation of Annuities

  1.  In General

         Section 72 of the Internal Revenue Code ("Code") governs taxation of annuities in general. The Company believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Accumulation Account Value (e.g., partial withdrawals and surrenders) or as Annuity Payments under the Annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

         The Contract Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Accumulation Account Value over the "investment in the contract" (discussed below) during the taxable year with respect to deposits made after February 28, 1986. There are some exceptions to this rule and a Contract Owner that is not a natural person may wish to discuss these with a competent tax adviser.

         The following discussion generally applies only to a Contract owned by a natural person.

  2.  Surrenders

         In the case of a  surrender  before  the  Retirement  Date,  under Code section 72(e), amounts received are generally first treated as taxable income to the extent that the Accumulation Account Value immediately before the surrender exceeds the "investment in the contract" at that time (this does not apply to amounts allocable to investments made prior to August 14, 1982, nor the income therefrom). Any additional amount withdrawn is not taxable. Generally, the "investment in the contract" will be the total amount of Deposits made, less any amount received under the Contract, to the extent that such amount received was excluded from gross income.

  3.  Annuity Payments

         Although tax consequences may vary depending on the annuity option elected under the Contract, under Code section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the "investment in the contract" bears to the expected return at the Retirement Date. In this respect (prior to recovery of the "investment in the contract"), there is generally no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

  4.  Penalty Tax

         In the case of a distribution there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the Contract Owner attains age 59 1/2; (2) made as a result of death or disability of the Contract Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the taxpayer and the taxpayer's "designated beneficiary"; (4) from a qualified plan (except as provided in Code section 72(t)); (5) allocable to "investment in the contract" before August 14, 1982; (6) under a qualified funding asset (as defined in Code section 130(d)); (7) under an immediate annuity (as defined in Code section 72(u)(4)), or (8) from Contracts which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  5.  Transfers, Assignments, or Exchanges of the Contract

         A transfer of ownership of a Contract, the irrevocable designation of an Annuitant or other beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  6.  Multiple Contracts

         All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Contract Owner during any single calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. The Treasury Department has specific authority to issue regulations to prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations (for example, the combination purchase of an immediate annuity and a deferred annuity) in which the Internal Revenue Service or the Treasury may conclude that it may be appropriate to aggregate two or more annuity contracts purchased by the same Contract Owner.

  7.  Withholding

         Annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Individual recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

  8.  Death Benefits

         Amounts may be distributed from a Contract because of the death of a Participant or Owner. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are treated like a surrender, or (ii) if distributed under an annuity option, they are treated like an annuity payment.

  9.  Other Tax Consequences

         As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is general in nature and is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current Federal law and the law may change. Federal gift and estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

 10.     Possible Changes in Taxation


                  Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purpose of computing gain. Although the likelihood of there being any changes us uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


                             PREPARING FOR YEAR 2000

         As a result of computer systems that may recognize a date of 12/31/00 as the year 1900 rather than the year 2000, disruptions of business activities may occur with the year 2000. In response, Transamerica established in 1997 a "Y2K" committee to address this issue. With regard to the systems and software which administer and affect the contracts, Transamerica has determined that is own internal systems will be Year 2000 compliant. Additionally, Transamerica requires any third party vendor which supplies software or administrative services to Transamerica in connection with the administration of the contracts, to certify that the software or services will be Year 2000 compliant. As of the date of this prospectus, it is not anticipated that contract owners will experience negative afffects on their investment, or on the services received in connection with their contracts, as a result of Year 2000 issues. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no distruption of services in connection with the year 2000.


                                   UNDERWRITER

         Transamerica Securities Sales Corporation ("TSSC") is the principal Underwriter for the Separate Account's Contracts. Its principal offices are located at is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation. TSSC may also serve as an underwriter and distributor of other separate accounts of Transamerica and affiliates of Transamerica. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

         Prior to November 1, 1996, Transamerica Financial Resources, Inc. ("TFR") was the principal underwriter for the Contracts. TFR is a wholly-owned subsidiary of Transamerica Insurance Company of California and is registered with the Commission as a broker/dealer and is a member of the NASD.

                                  VOTING RIGHTS

         In accordance with its view of current applicable law, the Company will vote Portfolio shares held in the Separate Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the Separate Account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or the Company otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

         The number of votes which a Contract Owner may cast is based on the Accumulation Account Value established on a Valuation Date not more than 100 days prior to a meeting date of Contract Owners and will be computed in the following manner:

         (1) When the Valuation Date is prior to the Retirement Date, the number of votes will equal the Contract Owner's Accumulation Account Value divided by 100;

         (2) When the Valuation Date is on or after the Retirement Date, the number of votes will equal the amount of the reserve established to meet Variable Annuity obligations related to the Contract divided by 100. Accordingly, as the amount of the reserve diminishes during the Annuity payment period, the number of votes which a Contract Owner may cast decreases.

         The number of votes will be rounded to the nearest vote; however, each Contract Owner will have at least one vote.

         To be entitled to vote, a Contract Owner must have been a Contract Owner on the date on which the number of votes was determined.

         Each Contract Owner shall receive a notice of the meeting of Portfolio's shareholders and a statement of the number of votes attributable to his/her Contract. Such notice will be mailed to the Contract Owner at the address maintained in the Company's records at least 20 days prior to the date of the meeting.

         Separate Account votes as to which no timely instructions are received and shares held by the Company in the Separate Account as to which no Contract Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Separate Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.


Changes To Variable Annuity Contracts

         The Company has the right to amend the Contracts to meet current applicable federal and state laws or regulations or to provide more favorable Annuity Conversion Rates. Each Contract Owner will be notified of any amendment to the Contract relating to any changes in federal or state laws.

         The Contract Owner may change beneficiaries, retirement date or Annuity option prior to the Annuity commencement date.

Inquiries

         Contract Owners may request information concerning their Variable Annuity Contract by contacting a Company agent or by a Written Request mailed directly to the Company.

                                LEGAL PROCEEDINGS

         There are no material legal proceedings pending to which the Separate Account is a party; nor are there material legal proceedings involving the Separate Account to which Transamerica or the Underwriter are parties.

                      TABLE OF CONTENTS OF THE STATEMENT OF
                             ADDITIONAL INFORMATION


Page

GENERAL INFORMATION AND HISTORY.....................3
ANNUITY PAYMENTS....................................3
CALCULATION OF YIELDS AND TOTAL RETURNS.............4
FEDERAL TAX MATTERS.................................6
THE UNDERWRITER.....................................6
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS..............7
STATE REGULATION....................................7
LEGAL MATTERS.......................................7
INDEPENDENT AUDITORS................................8
RECORDS AND REPORTS.................................8
FINANCIAL STATEMENTS................................8


A "Statement of Additional Information" containing more detailed information about the Contracts and the Separate Account is available free by writing Transamerica Occidental Life Insurance Company at the Annuity Service Center, 401 N. Tryon Street, Suite 700, Charlotte, North Carolina, 28202 or by calling 800-258-4260.

                      STATEMENT OF ADDITIONAL INFORMATION
                                       for
                               Separate Account C
                of Transamerica Occidental Life Insurance Company

            Individual Equity Investment Fund Contracts ("Contracts")
                For Non-Tax Qualified Individual Retirement Plans

           1150 South Olive Street, Los Angeles, California 90015-2211


This Statement of Additional Information expands upon subjects discussed in the May 1, 1998, Prospectus for the Contracts offered by Transamerica Occidental Life Insurance Company (the "Company") through Separate Account C. A copy of the Prospectus may be obtained free of charge by writing to the Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202 or by calling 800-258-4260. Terms used in the current Prospectus for the Contracts are incorporated by reference into this Statement.



          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
           AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS
                       FOR THE CONTRACT AND THE PORTFOLIO.






                                Dated May 1, 1998

                                TABLE OF CONTENTS


                                                Page

GENERAL INFORMATION AND HISTORY...................................3
ANNUITY PAYMENTS..................................................3
CALCULATION OF YIELDS AND TOTAL RETURNS...........................4
FEDERAL TAX MATTERS...............................................6
THE UNDERWRITER...................................................6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS............................7
STATE REGULATION..................................................7
LEGAL MATTERS.....................................................7
INDEPENDENT AUDITORS..............................................8
RECORDS AND REPORTS...............................................8
FINANCIAL STATEMENTS..............................................8

                         GENERAL INFORMATION AND HISTORY

         Transamerica Occidental Life Insurance Company (the "Company") was formerly known as Occidental Life Insurance Company of California. The name change occurred approximately on September 1, 1981.

         The Company is wholly-owned by Transamerica Insurance Corporation of California, which is in turn wholly-owned by Transamerica Corporation.
Transamerica Corporation is a financial services organization which engages through its subsidiaries in life insurance, consumer lending, commercial lending, leasing, and real estate services.

                                ANNUITY PAYMENTS

Amount of First Annuity Payment

         ANNUAL DEPOSIT AND DEFERRED CONTRACTS:


         At the selected Retirement Date, the Accumulation Account Value based on the Accumulation Unit value established on the last Valuation Date in the second calendar month preceding the Retirement Date is applied to the appropriate Annuity Conversion Rate under the Contract, according to the Annuitant's, and any joint annuitant's, attained age at nearest birthday and the selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality -The Annuity Table for 1949, ultimate three year age setback.


         IMMEDIATE CONTRACT:

         The Net Deposit applicable under the Contract is applied to the Annuity Conversion Rate for this Contract by the Company according to the Annuitant's, and any joint annuitant's, attained age at nearest birthday and selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion Rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality - The Annuity Table for 1949, two year age setback.

Amount of Subsequent Annuity Payments

         The amount of a Variable Annuity payment after the first is determined by multiplying the number of Annuity Units by the Annuity Unit value established on the last Valuation Date in the second calendar month preceding the date such payment is due.

         The Annuity Conversion Rates reflect the assumed net investment earnings rate of 3.5%. Each annuity payment will vary as the actual net investment earnings rate varies from 3.5%. If the actual net investment earnings rate were equal to the assumed rate, Annuity payments would be level. If the actual Net Investment Rate were lower than the assumed rate, Annuity payments would decrease.

Number of Annuity Units

         The number of the Contract Owner's Annuity Units is determined at the time the Variable Annuity is effected by dividing the dollar amount of the first Variable Annuity payment by the Annuity Unit Value established on the last Valuation Date in the second calendar month preceding the Retirement Date. The number of Annuity Units, once determined, will remain fixed except as affected by the normal operation of the form of Annuity, or by a late Deposit. Late Deposit means a Deposit received by the Company after the Valuation Date in the second calendar month preceding the Retirement Date. Annuity Unit Value

         On October  16,  1969,  the value of an Annuity  Unit was set at $1.00.
Thereafter, at the end of each Valuation Period, the Annuity Unit value is established by multiplying the value of an Annuity Unit determined at the end of the immediately preceding Valuation Period by the Investment Performance Factor for the current Valuation Period, and then multiplying that product by an assumed earnings offset factor for the purpose of offsetting the effect of an investment earnings rate of 3.5% per annum which is assumed in the Annuity Conversion Rates for the Contracts. The result is then reduced by a charge for mortality and expense risks (see "Charges under the Contract" at page 14 of the Prospectus).

                     CALCULATION OF YIELDS AND TOTAL RETURNS

Separate Account Yield Calculations

         Transamerica may from time to time disclose the current annualized yield of the Separate Account for 30-day periods. The annualized yield of the Separate Account refers to the income generated by the Separate Account over a specified 30-day period. Because this yield is annualized, the yield generated by the Separate Account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                YIELD = 2[{a   b+1}6 1]
                                      cd
         Where:

        a = net investment income earned during the period by the Portfolio attributable to the shares owned by the Separate Account.
        b = expenses for the Separate Account accrued for the period (net of reimbursements). c = the average daily number of Accumulation Units outstanding during the period. d = the maximum offering price per Accumulation Unit on the last day of the period.

                  Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all Policies. Because of the charges and deductions imposed by the Separate Account, the yield for the Separate Account will be lower than the yield for the corresponding Portfolio. The yield on amounts held in the Separate Account normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The Separate Account's actual yield will be affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

         Standard Total Return Calculations

                  Transamerica may from time to time also disclose average annual total returns for the Separate Account for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P{1+T}n = ERV

         Where:

         P =               a hypothetical initial payment of $1,000
         T =               average annual total return
         n =               number of years
                           ERV  =  ending  redeemable  value  of a  hypothetical
                           $1,000 payment made at the beginning of the one, five, or ten-year period at the end of the one, five or ten-year period (or fractional portion thereof).

                  All recurring fees are recognized in the ending redeemable value.

                               FEDERAL TAX MATTERS

Tax Status of the Contract


         Diversification Requirements: Section 817(h) of the Code generally provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to the Separate Account. The Separate Account, through the Portfolio, intends to comply with the diversification requirements.

         Distribution Requirements: In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985, to provide that (a) if any Contract Owner dies on or after the retirement starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the retirement starting date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Contract Owner's death. The Contract Owner's "designated beneficiary" is the person designated by such Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Contract may be continued with the surviving spouse as the new Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner (and annuitant if applicable). An endorsement has been added to these Contracts to comply with these requirements.


Taxation of the Company

         The Company at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The Separate Account is treated as part of the Company and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. The Company does not expect to incur any Federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for Federal income taxes. If, in future years, any Federal income taxes are incurred by the Company with respect to the Separate Account, then the Company may make a charge to the Separate Account.

         Under current laws, the Company may incur state and local taxes in certain jurisdictions. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes or reserves for such taxes, if any, attributable to the Separate Account.

                                   UNDERWRITER


         Transamerica Securities Sales Corporation ("TSSC") is the principal Underwriter for the Separate Account's Contracts. Its principal offices are located at is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation. TSSC may also serve as an underwriter and distributor of other separate accounts of Transamerica and affiliates of Transamerica. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). No underwriting commissions have been paid to TSSC.

         Prior to November 1, 1996, Transamerica Financial Resources, Inc. ("TFR") was the principal underwriter for the Contracts. TFR is a wholly-owned subsidiary of Transamerica Insurance Company of California and is registered with the Commission as a broker/dealer and is a member of the NASD.


         During the past three years, TFR received from the sales of the Contracts total payments of $282 in 1995, $468 in 1996 and $825 in 1997.


                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

         Title to the assets of the Separate Account is held by Transamerica. The assets of the Separate Account are kept separate and apart from Transamerica's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by the Separate Account.

                                STATE REGULATION

         Transamerica is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law and regulation, the Contract will be modified accordingly.

                                  LEGAL MATTERS

         The organization of Transamerica, Transamerica's authority to issue the Contracts, and the validity of the form of the Contracts have been passed upon by James W. Dederer,  Executive
  Vice  President,  General  Counsel
and Corporate Secretary of Transamerica, incorporated by reference herein.


                              INDEPENDENT AUDITORS

         The financial statements of Transamerica Occidental Life Insurance Company and the Separate Account included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given on their authority as experts in accounting and auditing. Ernst & Young LLP's address is 515 South Flower Street, Los Angeles, California 90071.

                               RECORDS AND REPORTS

         All records and accounts relating to the Separate Account will be maintained by Transamerica. As presently required by the 1940 Act and regulations promulgated thereunder pertaining to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to the Contract Owner semi-annually at the Contract Owner's last known address of record.

                              FINANCIAL STATEMENTS


         This Statement of Additional Information contains the audited financial statements of the Separate Account as of December 31, 1998.


         The consolidated financial statements of Transamerica should be considered only as bearing on the ability of Transamerica to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

 GROWTH PORTFOLIO
                                     of the
                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.



                                   May 1, 1998


         This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement expands upon information discussed in the Prospectus for the Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. (the "Fund") and should, therefore, be read in conjunction with the Prospectus for the Fund. To obtain a copy of the May 1, 1998, Prospectus write to the Fund at the Transamerica Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or by calling 800-258-4260.

                                TABLE OF CONTENTS

                                                             Page

INTRODUCTION                1
ADDITIONAL INVESTMENT POLICY INFORMATION             1
SPECIAL INVESTMENT METHODS AND RISKS                 2
         Restricted and Illiquid Securities           2
         Borrowing                  2
         Other Investment Companies          2
                           Options on Securities and Securities Indices       3
         Warrants and Rights                 4
         Repurchase Agreements                4
         High-Yield ("Junk") Bond             5
         Foreign Securities                   5
INVESTMENT RESTRICTIONS             5
         Fundamental Restrictions            5
         Non-Fundamental Restrictions                7
         Interpretive Rules                  7
INVESTMENT ADVISER                  8
         Investment Advisory Agreement               8
         Investment Sub-Advisory Agreement           9
PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE               9
DETERMINATION OF NET ASSET VALUE             10
PERFORMANCE INFORMATION             11
FEDERAL TAX MATTERS                 13
SHARES OF STOCK            14
CUSTODY OF ASSETS          15
DIRECTORS AND OFFICERS              15
         Compensation               16
LEGAL PROCEEDINGS          17
OTHER INFORMATION          17
         Legal Counsel              17
         Other Information          17
         Independent Auditors                18
         Financial Statements                18
APPENDIX A                 19

                                  INTRODUCTION


         Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end management investment company established as a Maryland corporation on June 23, 1995. The Fund's Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The reorganization of Separate Account Fund C from a management investment company into a unit investment trust, Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C, as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which are held by Separate Account C.


         The Fund currently consists of two investment portfolios, the Growth Portfolio (the "Portfolio" or "Growth Portfolio") and the Money Market Portfolio. This Statement of Additional Information sets forth information about the Growth Portfolio only. By investing in the Growth Portfolio, an investor becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Portfolio. Likewise, an investor shares pro-rata in any losses of that Portfolio.

         Pursuant to an investment advisory agreement and subject to the authority of the Fund's board of directors (the "Board of Directors"), Transamerica Occidental Life Insurance Company ("Transamerica") serves as the Fund's investment adviser and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. ("Investment Services") to act as the Fund's sub-adviser to provide the day-to-day portfolio management for the Portfolio.

         The Fund currently offers shares of the Growth Portfolio to insurance companies as an underlying funding vehicle for variable annuity and variable life insurance contracts (the "Contracts"). The Contracts are registered with the Securities and Exchange Commission ("SEC"), and have separate prospectuses and Statements of Additional Information.
         The Fund may, in the future, offer its stock to qualified pension and retirement plans. The Fund does not offer its stock directly to the general public.

         As of April 15, 1998, 95.763% of the outstanding shares of the Growth Portfolio were owned by Transamerica on behalf of Separate Account C, and 4.237% of the outstanding shares were owned by Transamerica Life Insurance and Annuity Company on behalf of Separate Account VA-6.


         Terms appearing in this Statement of Additional Information that are defined in the Prospectus have the same meaning as in the Prospectus.

                                 ADDITIONAL INVESTMENT POLICY INFORMATION

         The Growth Portfolio seeks long-term capital growth. Common stock, listed and unlisted, is the basic form of investment. Although the Portfolio invests the majority of its assets in common stocks, the Portfolio may also invest in: (i) debt securities and preferred stocks, having a call on common stocks by means of a conversion privilege or attached warrants; and (ii) warrants or other rights to purchase common stocks. Unless market conditions would indicate otherwise, the Growth Portfolio will be invested primarily in such equity-type securities. When in the judgment of Investment Services market conditions warrant, the Growth Portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments.

                                   SPECIAL INVESTMENT METHODS AND RISKS

Restricted and Illiquid Securities

         The Growth Portfolio may invest no more than 10% of its net assets in restricted securities (securities that are not registered or are offered in an exempt non-public offering under the Securities Act of 1933 (the "1933 Act")). However, such restriction shall not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act.

         In addition, the Growth Portfolio will invest no more than 15% of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, real estate, securities that are not readily marketable and restricted securities (unless Investment Services determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are eligible under Rule 144A and are liquid.)

         The Board of Directors of the Fund has adopted guidelines and delegated to Investment Services the daily function of determining and monitoring the liquidity of restricted securities. The board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the board will carefully monitor the Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in the Portfolio.

         The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities and prevailing supply and demand conditions.

Borrowing

         The Portfolio may borrow money but only from banks and only for temporary or short-term purposes. Such borrowings will not exceed 5% of the value of the Portfolio's total assets. Temporary or short-term purposes may include: (i) short-term ( i.e., no longer than five business days) credits for clearance of portfolio transactions; (ii) borrowing in order to meet redemption requests or to finance settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) borrowing in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets in the near future. The Portfolio will not borrow for leveraging purposes. The Portfolio will maintain continuous asset coverage of at least 300% (as defined in the 1940 Act) with respect to all of its borrowings. Should the value of the Portfolio's assets decline to below 300% of borrowings, the Portfolio may be required to sell portfolio securities within three days to reduce the Portfolio's debt and restore 300% asset coverage. Borrowing involves interest costs.

Other Investment Companies

         The Growth Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies including business development companies and small business investment companies. The Growth Portfolio may not invest more than 5% of its total assets in the securities of any one investment company or in more than 3% of the voting securities of any other investment company. The Portfolio will indirectly bear its proportionate share of any advisory fees paid by investment companies in which it invests in addition to the management fee paid by the Portfolio. Together with other investment companies advised by Transamerica, the Portfolio will own no more than 10% of the outstanding voting stock of a closed-end investment company.

Options on Securities and Securities Indices

         The Growth Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. The Growth Portfolio currently does not intend to invest more than 5% of its net assets in options on securities and securities indices. The Growth Portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

         The Growth Portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Portfolio, in turn for the premium paid, to purchase specified securities at a specified price during the option period. The Portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Growth Portfolio would realize a loss on the purchase of a call option.

         The Growth Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio
("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Portfolio's securities. Put options may also be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Growth Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Portfolio would realize a loss on the purchase of a put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

         The Growth Portfolio would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities.

         Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


         The Growth Portfolio may purchase options that are traded on United States and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Growth Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price and that the amount of illiquid securities may be calculated with reference to the formula.

         Transactions by the Growth Portfolio in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Portfolio may purchase may be affected by options written or purchased by other investment advisory clients of Investment Services. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

         The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Investment Services's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Warrants and Rights

         The Growth Portfolio may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by Investment Services for investment by the Portfolio. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Repurchase Agreements

         Repurchase agreement have the characteristics of loans by the Portfolio and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Portfolio additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and with primary dealers in United States Government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Investment Services under procedures established by the Board of Directors and who have, therefore, been determined to present minimal credit risk.

         Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Portfolio may otherwise invest.

         If the seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Portfolio would look to the collateral security underlying the seller's agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligations to the Portfolio. In such event, the Portfolio might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

High-Yield ("Junk") Bonds

         The total return and yield of lower quality, high yield bonds, commonly referred to as "junk bonds," can be expected to fluctuate more than the total return and yield of higher quality bonds but not as much as common stocks. Junk bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in low and lower-medium quality bonds involves greater investment risk and is highly dependent on Investment Services' credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high yield bond prices, because such events could lessen the ability of issuers to make principal and interest payments. These bonds are often thinly-traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may plan a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

         The Portfolio will not purchase a non-investment grade debt security (or "junk bond") if immediately after such purchase the Portfolio would have more than 10% of its total assets invested in such securities.

Foreign Securities

         The Growth Portfolio may invest in the securities of foreign issuers through the purchase of American Depository Receipts ("ADRs"). ADR's are dollar-denominated securities that are issued by domestic banks or securities firms and are traded on the U.S. securities markets.

         ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Portfolio acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, the Portfolio will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

                                         INVESTMENT RESTRICTIONS

Fundamental Policies and Restrictions

         Certain investment restrictions and policies have been adopted by the Fund as fundamental policies for the Portfolio. It is fundamental that the Portfolio operate as a "diversified company" within the meaning of the Investment Company Act of 1940. The investment objective of the Portfolio is also a fundamental policy. See "Investment Objective and Policies" in the Portfolio's Prospectus.

         A fundamental policy is one that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding votes attributable to the shares of the Portfolio. For purposes of the 1940 Act, "majority" means the lesser of: (a) 67% or more of the votes attributable to shares of the Portfolio present at a meeting, if the holders of more than 50% of such votes are present or represented by proxy; or (b) more than 50% of the votes attributable to shares of the Portfolio.

         The Portfolio's fundamental policies and restrictions are:

         1. 5% Fund Rule With respect to 75% of total assets, the Portfolio may not purchase securities of any issuer if, as a result of the purchase, more than 5% of the Portfolio's total assets would be invested in the securities of the issuer. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities ("Government Securities").

         2. 10% Issuer Rule With respect to 75% of total assets, the Portfolio may not purchase more than 10% of the voting securities of any one issuer.

         3. 25% Industry Rule The Portfolio may not invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry. This limitation does not apply to investments in Government Securities.

         4. Borrowing The Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions, provided such borrowings do not exceed 5% of the value of the Portfolio's total assets.

         5. Lending The Portfolio may not lend its assets or money to other persons, except through: (a) the acquisition of all or a portion of an issue of bonds, debentures or other evidence of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (The Portfolio does not presently intend to invest more than 10% of the value of the Portfolio in privately distributed loans. It is possible that the acquisition of an entire issue may cause the Portfolio to be deemed an "underwriter" for purposes of the Securities Act of 1933); (b) lending securities, provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities. (The Portfolio does not presently intend to engage in the lending of securities); and (c) entering into repurchase agreements.

         6. Underwriting The Portfolio may not underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         7. Real Estate The Portfolio reserves the right to invest up to 10% of the value of its assets in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned. The purchase and sale of real estate or interests in real estate is not intended to be a principal activity of the Portfolio. The Portfolio currently does not intend to invest more than 5% of its net assets in real estate.

         8. Commodities The Portfolio may not purchase or sell commodities or commodities contracts.

         9. Senior Securities The Portfolio may not issue senior securities.

         All other investment policies and restrictions of the Portfolio are considered by the Fund not to be fundamental and accordingly may be changed by the Board of Directors without shareholder approval.

Non-Fundamental Restrictions

         Non-fundamental restrictions represent the current intentions of the Board of Directors, and they differ from fundamental investment restrictions in that they may be changed or amended by the Board of Directors without prior notice to or approval of shareholders.

         The Portfolio's non-fundamental restrictions are:

         1. Restricted and Illiquid Securities Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the salability of which is otherwise conditioned, including real estate and certain repurchase agreements or time deposits maturing in more than seven days ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 15% of the value of the Portfolio's total assets.

         2. Securities of Other Investment Companies The Growth Portfolio does not currently intend to make investments in the securities of other investment companies. The Growth Portfolio does reserve the right to purchase such securities, provided the purchase of such securities does not cause: (1) more than 10% of the value of the total assets of the Portfolio to be invested in securities of registered investment companies; or (2) the Portfolio to own more than 3% of the total outstanding voting stock of any one investment company; or
(3) the Portfolio to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Portfolio; or (4) together with other investment companies advised by Transamerica, the Growth Portfolio to own more than 10% of the outstanding voting stock of a closed-end investment company.

         3. Short Sales The Portfolio may not make short sales of securities or maintain a short position, unless at all times when the short position is open, the Portfolio owns an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Portfolio's net assets is deposited or pledged as collateral for such sales at any one time.

         4. Margin Purchases The Portfolio may not purchase securities on margin, except that the Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with options on securities will not be deemed to be a purchase of securities on margin by the Portfolio.

         5. Invest for Control The Portfolio may not invest in companies for the purpose of exercising management or control in that company.

         6. Put and Call Options The Portfolio may not write put and call options.

Interpretive Rules

         For purposes of the foregoing restrictions, any limitation which involves a maximum percentage will not be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio. In addition, with regard to exceptions recited in a restriction, the Portfolio may only rely on an exception if its investment objective(s) or policies (as disclosed in the Prospectus) otherwise permit it to rely on the exception.

                                            INVESTMENT ADVISER

         Transamerica is the investment adviser of the Fund and its Portfolio. It will oversee the management of the assets of the Portfolio by Investment Services. In turn, Investment Services is responsible for the day-to-day management of Portfolio.

Investment Advisory Agreement

         The investment adviser, Transamerica, has entered into an Investment Advisory Agreement with the Fund under which Transamerica assumes overall responsibility, subject to the supervision of the Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolio by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund. Transamerica is also responsible for overseeing the Fund's compliance with the requirements of applicable law and conformity with the Portfolio's investment objective(s), policies and restrictions, including oversight of Investment Services.

         For its services to the Fund, Transamerica receives an advisory fee of 0.75% of the average daily net assets of the Portfolio. The fee is deducted daily from the assets of the Portfolio and paid to Transamerica periodically. Transamerica or its affiliates pays the salaries and fees, if any, of all officers and directors of the Fund who are "interested persons" (as defined in the 1940 Act) of Transamerica and of all personnel of Transamerica performing services relating to research, statistical and investment activities and the fees of the Sub-Adviser.

         The Fund pays all of its expenses not assumed by Transamerica, including custodian fees, legal and auditing fees, registration fees and expenses, and fees and expenses of directors unaffiliated with Transamerica.

         The Investment Advisory Agreement does not place limits on the operating expenses of the Fund or of any Portfolio. However, Transamerica has voluntarily undertaken to pay any such expenses (but not including brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for the Portfolio, exceed 0.10% of the Portfolio's estimated average daily net assets on an annualized basis.


         The total dollar amounts paid by the Portfolio, and/or its predecessor Separate Account Fund C, to Transamerica under the applicable investment advisory contract for the last three fiscal years are as follows: Separate Account Fund C paid $67,198 in 1995; Separate Account Fund C and the Portfolio together paid $66,831 in 1996; and the Portfolio paid $313,749 in 1997.


         The Investment Advisory Agreement provides that Transamerica may render similar services to others so long as the services that it provides to the Fund are not impaired thereby. The investment advisory agreement also provides that Transamerica shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, except for: (i) willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the investment advisory agreement; and (ii) to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation.

         The Investment Advisory Agreement was approved for the Portfolio by the Board of Directors, including a majority of the Directors who are not parties to the investment advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"), on July 24, 1996, and by the Contract Owners of Separate Account Fund C at a Contract Owners meeting held on October 30, 1996. The investment advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to the Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of the Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The investment advisory agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the applicable Portfolio (a) without penalty and (b) on 60 days' written notice to Transamerica.

Sub-Advisory Agreement

         Transamerica has contracted with Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Fund. Investment Services has been in existence since 1967 and has provided investment services to investment companies since 1968 and the Transamerica Life Companies since 1981. Investment Services is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Transamerica has agreed to pay Investment Services a monthly fee at the annual rate of 0.30% of the first $50 million of the Portfolio's average daily net assets, 0.25% of the next $150 million, and 0.20% of assets in excess of $200 million. Investment Services will provide recommendations on the management of Fund assets, provide investment research reports and information, supervise and manage the investments of the Portfolio, and direct the purchase and sale of Portfolio investments. Investment decisions regarding the composition of the Portfolio and the nature and timing of changes in the Portfolio are subject to the control of the Board of Directors of the Fund.

         The sub-advisory agreement was approved for the Portfolio by the Board of Directors, including a majority of the Directors who are not parties to the sub-advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"), on July 24, 1996, and by the Contract Owners of Separate Account Fund C at a Contract Owners meeting held on October 30, 1996. The sub-advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to the Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of the Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The sub-advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The sub-advisory agreement is also terminable at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the Portfolio (a) without penalty and (b) on 30 days written notice to Investment Services.

         PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE

         Investment Services is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of Transamerica or Investment Services.


         In placing orders for portfolio securities of the Portfolio, Investment Services is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Investment Services will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While Investment Services generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, Investment Services will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Portfolio, Investment Services and its affiliates, or other clients of Investment Services or its affiliates. Such research and investment services include statistical and economic data and research reports on particular companies and industries. Such services are used by Investment Services in connection with all of its activities, and some of such services obtained in connection with the execution of transactions for the Portfolio may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Portfolio, and the services furnished by such brokers may be used by Investment Services in providing investment sub-advisory services for the Portfolio. The aggregate dollar amounts of the brokerage commissions paid with respect to portfolio transactions of the Portfolio by Investment Services as sub-adviser to Separate Account Fund C (the Portfolio's predecessor) were $7,253 for fiscal year 1995, and $19,115 for the first ten months of 1996. The aggregate dollar amount of brokerage commissions paid by the Portfolio after the reorganization, during November and December 1996, was $5,550, so that the total paid by Investment Services and the Portfolio during fiscal year 1996 was $24,665. The total paid by the Portfolio during fiscal year 1997 was $16,312.


         On occasions when Investment Services deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other advisory clients (including any other fund or other investment company or advisory account for which Investment Services or an affiliate acts as investment adviser), Investment Services, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Investment Services in the manner it considers to be most equitable as to each customer and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

         Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the booker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.


         Changes will be made in the assets of the Portfolio if such changes are considered advisable to better achieve the Portfolio's investment objectives. It is anticipated that the annual portfolio turnover should not exceed 75%. The portfolio turnover rates for Separate Account Fund C (the Portfolio's predecessor) for 1995 was 30.84%. The portfolio turnover rate for 1996, when combining the experience of Separate Account Fund C through October 31, 1996, and the Portfolio's experience for November and December 1996 was 34.58%. The Portfolio's portfolio turnover rate for 1997 was 20.54%.


                                     DETERMINATION OF NET ASSET VALUE

         Under the 1940 Act, the Board of Directors is responsible for determining in good faith the fair value of securities of the Portfolio. In accordance with procedures adopted by the Board of Directors, the net asset value per share is calculated by determining the net worth of the Portfolio (assets, including securities at market value or amortized cost value, minus liabilities) divided by the number of the Portfolio's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange. The Portfolio will compute its net asset value once daily at the close of such trading (normally 4:00 p.m. New York time), on each day (as described in the Prospectus) that the Fund is open for business.

         In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board of Directors will reconsider the time at which net asset value is computed. In addition, the Portfolio may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

         Portfolio assets of the Growth Portfolio are valued as follows:

                  (a) equity securities and other similar investments ("Equities") listed on any U.S. stock market or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, Equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices; (b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices; (c) debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by Investment Services and approved by the Board of Directors; (d) options and futures contracts are valued at the last sale price on the market where any such option contracts are principally traded; (e) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies; (f) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by Investment Services to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors; and (g) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost which approximates market value.

         Equities traded on more than one U.S. national securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. If such quotations are not available, the price will be determined in good faith by or under procedures established by the Board of Directors.

                                         PERFORMANCE INFORMATION

         The Fund may from time to time quote or otherwise use average annual total return information for the Portfolio in advertisements, shareholder reports or sales literature. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P(1+T)n = ERV

Where:
         P        =        a hypothetical initial investment of $1,000

         T        =        average annual total return

         n        =        number of years

         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

      Any performance data quoted for the Portfolio will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

      The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C. Separate Account Fund C had been a separate account of Transamerica registered under the 1940 Act on Form N-3 as an open-end, diversified, management investment company. The reorganization of Separate Account Fund C from a management investment company into a unit investment trust called Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C, as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which will be held by Separate Account C. As the successor to Separate Account Fund C, the Growth Portfolio treats the historical performance data of Separate Account Fund C as its own for periods prior to the reorganization.


      Prior to the reorganization on November 1, 1996, Separate Account Fund C paid a mortality and expense risk fee of 1.10% and an investment advisory fee of 0.30% per year, and it did not bear any operating expenses. After the reorganization, the Growth Portfolio does not pay any mortality and expense risk fees, and its total investment advisory fee and operating expenses during 1997 were 0.98% (before fee waivers and expense reimbursements) and 0.85% after fee waivers and expense reimbursements. In accordance with conversations with the SEC staff, its investment performance for periods prior to the reorganization reflect total mutual fund fees and expenses of 0.98% per year.


      In computing its standardized total returns for periods prior to the reorganization, the Portfolio assumes that the charges currently imposed by the Portfolio were in effect through each of the periods for which the standardized returns are presented. The Growth Portfolio's performance data does not reflect any sales or insurance charges, or any other separate account or contract level charges, that were imposed under the annuity contracts issued through Separate Account Fund C.

      Any performance data quoted for the Portfolio represents historical performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance data for the Portfolio does not reflect charges deducted under the variable annuity contracts. If contract charges are taken into account, such performance data would reflect lower returns. Accordingly, any advertisement that includes performance data for the Portfolio will also include performance data for the variable annuity contracts.

      From time to time the Fund may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

      CTR   =   (ERV/P) - 1

      Where:

      CTR = The cumulative total return net of Portfolio recurring charges for the period.

      ERV = The ending redeemable value of the hypothetical investment at the end of the period.

      P = A hypothetical single payment of $1,000.

      From time to time the Fund may publish an indication of the Portfolio' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Weisenberger Investment Companies Service, Donoghue's Money Portfolio Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Fund may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Fund may from time to time advertise its performance relative to certain indices and benchmark investments, including (but not limited to): (a) the Lipper Analytical Services, Inc. Mutual Portfolio Performance Analysis, Fixed-Income Analysis and Mutual Portfolio Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Portfolio Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Hambrecht & Quist Growth Stock Index; (f) the NASDAQ OTC Composite Prime Return; (g) the Russell Midcap Index; (h) the Russell 2000 Index - Total Return; (i) the ValueLine Composite-Price Return; (j) the Wilshire 5000 Index; (k) the Salomon Brothers World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (l) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U.S. Government agencies, mortgage and Yankee bonds); (m) the S&P Bond indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (n) the J.P. Morgan Global Government Bond Index; (o) Donoghue's Money Market Portfolio Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money market funds); (p) other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements; (q) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including
EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (r) the FT-Actuaries Europe and Pacific Index; (s) mutual fund performance indices published by Variable Annuity Research & Data Service; (t) S&P 500 Index; and (u) mutual fund performance indices published by Morningstar, Inc. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Portfolio's investments. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Fund to calculate the Portfolio's performance figures.

      The Fund may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish Investment Services' views as to markets, the rationale for the Portfolio's investments and discussions of the Portfolio's current asset allocation.

      From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Portfolio. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

      Such performance data is based on historical results and is not intended to indicate future performance. The total return of the Portfolio varies based on market conditions, portfolio expenses, portfolio investments and other factors. The value of the Portfolio's shares fluctuates and an investor's shares may be worth more or less than their original cost upon redemption. The Fund may also, at its discretion, from time to time make a list of the Portfolio's holdings available to investors upon request.

                                           FEDERAL TAX MATTERS

      The Portfolio intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions.

      Sources of Gross Income. To qualify for treatment as a regulated investment company, the Portfolio must also, among other things, derive its income from certain sources. Specifically, in each taxable year, the Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in securities, or these currencies. The Portfolio must also generally derive less than 30% of its gross income each taxable year from the sale or other disposition of any of the following which was held for less than three months: (1) stock or securities, (2) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (3) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stock or securities (or options and futures with respect to stock or securities). For purposes of these tests, gross income generally is determined without regard to losses from the sale or other disposition of stock or securities or other Portfolio assets.

      Diversification of Assets. To qualify for treatment as a regulated investment company, the Portfolio must also satisfy certain tax requirements with respect to the diversification of its assets. The Portfolio must have, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer. In addition, not more than 25% of the value of the Portfolio's total assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. For purposes of the Portfolio's requirements to maintain diversification for tax purposes, the issuer of a loan participation will be the underlying borrower. In cases where the Portfolio does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Portfolio and the borrower will be deemed issuers of the loan participation for tax diversification purposes. The Portfolio's investments in U.S. Government Securities are not subject to these limitations. The foregoing diversification requirements are in addition to those imposed by the Investment Company Act of 1940 (the "1940 Act").

      Because the Fund is established as an investment medium for variable annuity contracts, Section 817(h) of the Code imposes additional diversification requirements on the Portfolio. These requirements which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio's assets that may be represented by any single investment. In general, no more than 55% of the value of the assets of the Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

      Additional Tax Considerations. The Portfolio will not be subject to the 4% Federal excise tax imposed on amounts not distributed to shareholders on a timely basis because the Portfolio intends to make sufficient distributions to avoid such excise tax. If the Portfolio failed to qualify as a regulated investment company, owners of Contracts based on the Portfolio: (1) might be taxed currently on the investment earnings under their Contracts and thereby lose the benefit of tax deferral; and (2) the Portfolio might incur additional taxes. In addition, if the Portfolio failed to qualify as a regulated investment company, or if the Portfolio failed to comply with the diversification requirements of Section 817(h) of the Code, owners of Contracts based on the Portfolio would be taxed on the investment earnings under their Contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by Investment Services and it is intended that the Portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from that Investment Services might otherwise believe to be desirable.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisers. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change.

                                             SHARES OF STOCK
      Each issued and outstanding share of the Portfolio is entitled to participate equally in dividends and distributions declared for the Portfolio's stock and, upon liquidation or dissolution, in the Portfolio's net assets remaining after satisfaction of outstanding liabilities. The shares of the Portfolio, when issued, are fully paid and non-assessable and have no preemptive or conversion rights.

       As the designated successor to Separate Account Fund C, the Growth Portfolio of the Fund received the assets of Separate Account Fund C. In exchange, the Fund provided Separate Account C with shares in the Growth Portfolio.

      Under normal circumstances, subject to the reservation of rights explained below, the Fund will redeem shares of the Portfolio in cash within 7 days. However, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders.

      Under Maryland law, the Fund is not required to hold annual shareholder meetings and does not intend to do so.

                                            CUSTODY OF ASSETS


      Pursuant to a Custodian Agreement with the Fund, State Street Bank and Trust Company ("State Street" or "Custodian") 225 Franklin Street, Boston, Massachusetts 02110 holds the cash and portfolio securities of the Fund as custodian.


      State Street is responsible for holding all securities and cash of the Portfolio, receiving and paying for securities purchased, delivering against payment securities sold, and receiving and collecting income from investments, making all payments covering expenses of the Fund, all as directed by persons authorized by the Fund. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Portfolio or the Fund. Portfolio securities of the Portfolio purchased domestically are maintained in the custody of State Street and may be entered into the Federal Reserve, Depository Trust Company, or Participants Trust Company book entry systems.

                                          DIRECTORS AND OFFICERS

      The Directors and officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years.


                               Positions and Offices
Name, Age and Address**                  with the Fund           Principal Occupation During the Past Five Years
----------------------------------------------------------------------------------------------------------------

Donald E. Cantlay (76)         Board of Directors             Director,  Managing  General  Partner of Cee
                                                              'n'  Tee  Company;  Director  of  California
                                                              Trucking  Association  and  Western  Highway
                                                              Institute;  Director  of  FPA  Capital  Fund
                                                              and FPA New Income Fund.

Richard N. Latzer (61)*        Board of Directors             President,   Chief  Executive   Officer  and
                                                              Director    of    Transamerica    Investment
                                                              Services,  Inc.;  Senior Vice  President and
                                                              Chief  Investment  Officer  of  Transamerica
                                                              Corporation.      Director     and     Chief
                                                              Investment     Officer    of    Transamerica
                                                              Occidental Life Insurance Company.

Jon C. Strauss (58)            Board of Directors             President of Harvey Mudd College;
                                                              Previously Vice President and Chief
                                                              Financial Officer of Howard Hughes Medical
                                                              Institute; President of Worcester
                                                              Polytechnic Institute; Vice President and
                                                              Professor of Engineering at University of
                                                              Southern California; Vice President Budget
                                                              and Finance, Director of Computer
                                                              Activities and Professor of Computer and
                                                              Decision Sciences at University of
                                                              Pennsylvania.

Gary U. Rolle (57)*            Chairman, Board of             Director,

                               Directors                      Executive    Vice    President   and   Chief
                                                              Investment     Officer    of    Transamerica
                                                              Investment  Services,   Inc.;  Director  and
                                                              Chief  Investment  Officer  of  Transamerica
                                                              Occidental Life Insurance Company.


Peter J. Sodini (57)           Board of Directors             Associate,  Freeman  Spogli & Co. (a private
                                                              investor);    President,   Chief   Executive
                                                              Officer and  Director,  The Pantry,  Inc. (a
                                                              supermarket).   Director   Pamida   Holdings
                                                              Corp.  (a retail  merchandiser)  and Buttrey
                                                              Food and Drug Co. (a supermarket).

Barbara A. Kelley (45)         President                      President,   Chief  Operating   Officer  and
                                                              Director    of    Transamerica     Financial
                                                              Resources,  Inc. and  President and Director
                                                              of     Transamerica     Securities     Sales
                                                              Corporation,  Transamerica  Advisors,  Inc.,
                                                              Transamerica  Product,  Inc.,   Transamerica
                                                              Product,   Inc.  I,  Transamerica   Product,
                                                              Inc.  II,  Transamerica  Product,  Inc.  IV,
                                                              and Transamerica Leasing Ventures,  Inc.

Matt Coben (37)***             Vice President                 Vice  President,  Broker/Dealer  Channel  of
                                                              the   Institutional    Marketing    Services
                                                              Division  of  Transamerica   Life  Insurance
                                                              and  Annuity  Company  and  prior  to  1994,
                                                              Vice  President  and National  Sales Manager
                                                              of the Dreyfus Service Organization .

Sally S. Yamada (47)           Assistant Secretary            Vice     President    and    Treasurer    of
                                                              Transamerica

                                                                       Occidental  Life Insurance  Company
                                                              and   Treasurer   of    Transamerica    Life
                                                              Insurance and Annuity Company.


Regina M. Fink (42)            Secretary                      Counsel  for  Transamerica  Occidental  Life
                                                              Insurance   Company   and   prior   to  1994
                                                              Counsel  and  Vice  President  for  Colonial
                                                              Management Associates, Inc.

Thomas M. Adams (63)           Assistant Secretary            Partner  in the law firm of  Lanning , Adams
                                                              & Peterson.

Susan R. Hughes (42)           Treasurer                      Vice President and Chief Financial
                                                              Officer, Transamerica Investment Services,
                                                              Inc., since 1997; Independent Financial
                                                              Consultant 1992-1997,




*        These  members of the Board are  interested  persons as defined by
Section  2(a)(19)  of the 1940
         Act.
** Except as otherwise noted, the mailing address of each Board member and officer is 1150 South Olive, Los Angeles, California 90015.
*** The mailing address of this officer is 401 North Tryon Street Suite 700, Charlotte, North Carolina 28202.

     The principal occupations listed above apply for the last five years. In some instances, the occupation listed above is the current position; prior positions with the same company or affiliate are not indicated.


         Each of the officers and members of the Board of the Fund holds the same or similar position with Transamerica Occidental's Separate Account Fund B. The members of the Board of Directors are also members of the Board of Directors of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc. Mr. Rolle is a director of Transamerica Investors, Inc.


Compensation


         The following table shows the compensation paid by the Fund and the Fund Complex during the fiscal year ended December 31, 1997, to all Directors of the Fund.



                                                                                        Total
                                                                                     Compensation
                                                          Total Pension or         From Registrant
                                    Aggregate           Retirement Benefits        and Fund Complex
                                  Compensation        Accrued As Part of Fund    Paid to Directors3/
       Name of Person              From Fund1/               Expenses2/

     Donald E. Cantlay               $1,500                     -0-                     $6,000
     Richard N. Latzer                 -0-                      -0-                       -0-
      DeWayne W. Moore                $1500                     -0-                     $6,250
       Gary U. Rolle                   -0-                      -0-                       -0-
      Peter J. Sodini                -$1500-                    -0-                     $4,750
       Jon C. Strauss                 $500                      -0-                      $500


                                          ---------------------


1/ Each director of the Fund is compensated $250 for each meeting they attend. (The Board of the Fund plans to hold four regularly scheduled board meetings each year; other meetings may be scheduled.) This is the same compensation the directors received while members of the Board of Managers of Separate Account Fund C.


2/ None of the members of the Board of Directors currently receives any pension or retirement benefits due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.


3/ During fiscal year1997, each Board member was also a member of the Board of Transamerica Occidental's Separate Account Fund B and of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment services, Inc. Mr. Rolle' is a director of Transamerica Investors, Inc. These registered investment companies comprise the "Fund Complex."


                                            LEGAL PROCEEDINGS

         There is no pending material legal proceeding affecting the Fund. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets.

                  OTHER INFORMATION
Legal Counsel

         Sutherland, Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2404, has provided advice to the Fund with respect to certain matters relating to federal securities laws.

Other Information

         The Prospectus and this Statement do not contain all the information included in the registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted from the Prospectus and this Statement pursuant to the rules and regulations of the SEC. The registration statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.


         Statements contained in the Prospectus or in this Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this Statement form parts, each such statement being qualified in all respects by such reference.

Independent Auditors


         Ernst & Young LLP, 515 South Flower Street, Los Angeles, California 90071, acts as the Fund's independent auditors.


Financial Statements


         This  Statement  of  Additional   Information  contains  the  financial
statements for the Growth Portfolio of Transamerica Variable Insurance Fund, Inc., for the fiscal year ended December 31, 1997.

                                                APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS1A.  Moody's Investors  Service,  Inc. Aaa:
Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa: Bonds which are rated Baa are considered a medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or maybe characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba: Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Unrated:
Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue. Should no rating be assigned, the reason may be one of the following:1. An application for rating was not received or accepted.2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.3. There is a lack of essential data pertaining to the issue or issuer.4.The issue was privately placed, in which case the rating is not published in Moody's publications. Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.Note: Those bonds in the Aa, A and Baa groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1 and Baa1.B. Standard & Poor's Corporations AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. BB--B--CCC--CC--C: Bonds rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Unrated: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. Investment Services' uses its judgment, analysis and experience to evaluate such bonds.

--------
1The rating systems described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligations to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

                       STATEMENT OF ADDITIONAL INFORMATION


                                GROWTH PORTFOLIO
                                     of the
                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.



                                   May 1, 1998


         This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement expands upon information discussed in the Prospectus for the Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. (the "Fund") and should, therefore, be read in conjunction with the Prospectus for the Fund. To obtain a copy of the May 1, 1998, Prospectus write to the Fund at the Transamerica Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or by calling 800-258-4260.

                                TABLE OF CONTENTS

                                                               Page

INTRODUCTION                1
ADDITIONAL INVESTMENT POLICY INFORMATION             1
SPECIAL INVESTMENT METHODS AND RISKS                 2
         Restricted and Illiquid Securities           2
         Borrowing                  2
         Other Investment Companies          2
                           Options on Securities and Securities Indices    3
         Warrants and Rights                 4
         Repurchase Agreements                4
         High-Yield ("Junk") Bond             5
         Foreign Securities                   5
INVESTMENT RESTRICTIONS             5
         Fundamental Restrictions            5
         Non-Fundamental Restrictions                7
         Interpretive Rules                  7
INVESTMENT ADVISER                  8
         Investment Advisory Agreement               8
         Investment Sub-Advisory Agreement           9
PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE               9
DETERMINATION OF NET ASSET VALUE             10
PERFORMANCE INFORMATION             11
FEDERAL TAX MATTERS                 13
SHARES OF STOCK            14
CUSTODY OF ASSETS          15
DIRECTORS AND OFFICERS              15
         Compensation               16
LEGAL PROCEEDINGS          17
OTHER INFORMATION          17
         Legal Counsel              17
         Other Information          17
         Independent Auditors                18
         Financial Statements                18
APPENDIX A                 19

                                  INTRODUCTION


         Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end management investment company established as a Maryland corporation on June 23, 1995. The Fund's Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The reorganization of Separate Account Fund C from a management investment company into a unit investment trust, Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C, as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which are held by Separate Account C.


         The Fund currently consists of two investment portfolios, the Growth Portfolio (the "Portfolio" or "Growth Portfolio") and the Money Market Portfolio. This Statement of Additional Information sets forth information about the Growth Portfolio only. By investing in the Growth Portfolio, an investor becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Portfolio. Likewise, an investor shares pro-rata in any losses of that Portfolio.

         Pursuant to an investment advisory agreement and subject to the authority of the Fund's board of directors (the "Board of Directors"), Transamerica Occidental Life Insurance Company ("Transamerica") serves as the Fund's investment adviser and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. ("Investment Services") to act as the Fund's sub-adviser to provide the day-to-day portfolio management for the Portfolio.

         The Fund currently offers shares of the Growth Portfolio to insurance companies as an underlying funding vehicle for variable annuity and variable life insurance contracts (the "Contracts"). The Contracts are registered with the Securities and Exchange Commission ("SEC"), and have separate prospectuses and Statements of Additional Information.
         The Fund may, in the future, offer its stock to qualified pension and retirement plans. The Fund does not offer its stock directly to the general public.

         As of April 15, 1998, 95.763% of the outstanding shares of the Growth Portfolio were owned by Transamerica on behalf of Separate Account C, and 4.237% of the outstanding shares were owned by Transamerica Life Insurance and Annuity Company on behalf of Separate Account VA-6.


         Terms appearing in this Statement of Additional Information that are defined in the Prospectus have the same meaning as in the Prospectus.

                                 ADDITIONAL INVESTMENT POLICY INFORMATION

         The Growth Portfolio seeks long-term capital growth. Common stock, listed and unlisted, is the basic form of investment. Although the Portfolio invests the majority of its assets in common stocks, the Portfolio may also invest in: (i) debt securities and preferred stocks, having a call on common stocks by means of a conversion privilege or attached warrants; and (ii) warrants or other rights to purchase common stocks. Unless market conditions would indicate otherwise, the Growth Portfolio will be invested primarily in such equity-type securities. When in the judgment of Investment Services market conditions warrant, the Growth Portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments.

                                   SPECIAL INVESTMENT METHODS AND RISKS

Restricted and Illiquid Securities

         The Growth Portfolio may invest no more than 10% of its net assets in restricted securities (securities that are not registered or are offered in an exempt non-public offering under the Securities Act of 1933 (the "1933 Act")). However, such restriction shall not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act.

         In addition, the Growth Portfolio will invest no more than 15% of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, real estate, securities that are not readily marketable and restricted securities (unless Investment Services determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are eligible under Rule 144A and are liquid.)

         The Board of Directors of the Fund has adopted guidelines and delegated to Investment Services the daily function of determining and monitoring the liquidity of restricted securities. The board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the board will carefully monitor the Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in the Portfolio.

         The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities and prevailing supply and demand conditions.

Borrowing

         The Portfolio may borrow money but only from banks and only for temporary or short-term purposes. Such borrowings will not exceed 5% of the value of the Portfolio's total assets. Temporary or short-term purposes may include: (i) short-term ( i.e., no longer than five business days) credits for clearance of portfolio transactions; (ii) borrowing in order to meet redemption requests or to finance settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) borrowing in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets in the near future. The Portfolio will not borrow for leveraging purposes. The Portfolio will maintain continuous asset coverage of at least 300% (as defined in the 1940 Act) with respect to all of its borrowings. Should the value of the Portfolio's assets decline to below 300% of borrowings, the Portfolio may be required to sell portfolio securities within three days to reduce the Portfolio's debt and restore 300% asset coverage. Borrowing involves interest costs.

Other Investment Companies

         The Growth Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies including business development companies and small business investment companies. The Growth Portfolio may not invest more than 5% of its total assets in the securities of any one investment company or in more than 3% of the voting securities of any other investment company. The Portfolio will indirectly bear its proportionate share of any advisory fees paid by investment companies in which it invests in addition to the management fee paid by the Portfolio. Together with other investment companies advised by Transamerica, the Portfolio will own no more than 10% of the outstanding voting stock of a closed-end investment company.

Options on Securities and Securities Indices

         The Growth Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. The Growth Portfolio currently does not intend to invest more than 5% of its net assets in options on securities and securities indices. The Growth Portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

         The Growth Portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Portfolio, in turn for the premium paid, to purchase specified securities at a specified price during the option period. The Portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Growth Portfolio would realize a loss on the purchase of a call option.

         The Growth Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio
("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Portfolio's securities. Put options may also be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Growth Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Portfolio would realize a loss on the purchase of a put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

         The Growth Portfolio would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities.

         Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


         The Growth Portfolio may purchase options that are traded on United States and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Growth Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price and that the amount of illiquid securities may be calculated with reference to the formula.

         Transactions by the Growth Portfolio in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Portfolio may purchase may be affected by options written or purchased by other investment advisory clients of Investment Services. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

         The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Investment Services's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Warrants and Rights

         The Growth Portfolio may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by Investment Services for investment by the Portfolio. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Repurchase Agreements

         Repurchase agreement have the characteristics of loans by the Portfolio and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Portfolio additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and with primary dealers in United States Government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Investment Services under procedures established by the Board of Directors and who have, therefore, been determined to present minimal credit risk.

         Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Portfolio may otherwise invest.

         If the seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Portfolio would look to the collateral security underlying the seller's agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligations to the Portfolio. In such event, the Portfolio might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

High-Yield ("Junk") Bonds

         The total return and yield of lower quality, high yield bonds, commonly referred to as "junk bonds," can be expected to fluctuate more than the total return and yield of higher quality bonds but not as much as common stocks. Junk bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in low and lower-medium quality bonds involves greater investment risk and is highly dependent on Investment Services' credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high yield bond prices, because such events could lessen the ability of issuers to make principal and interest payments. These bonds are often thinly-traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may plan a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

         The Portfolio will not purchase a non-investment grade debt security (or "junk bond") if immediately after such purchase the Portfolio would have more than 10% of its total assets invested in such securities.

Foreign Securities

         The Growth Portfolio may invest in the securities of foreign issuers through the purchase of American Depository Receipts ("ADRs"). ADR's are dollar-denominated securities that are issued by domestic banks or securities firms and are traded on the U.S. securities markets.

         ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Portfolio acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, the Portfolio will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

                                         INVESTMENT RESTRICTIONS

Fundamental Policies and Restrictions

         Certain investment restrictions and policies have been adopted by the Fund as fundamental policies for the Portfolio. It is fundamental that the Portfolio operate as a "diversified company" within the meaning of the Investment Company Act of 1940. The investment objective of the Portfolio is also a fundamental policy. See "Investment Objective and Policies" in the Portfolio's Prospectus.

         A fundamental policy is one that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding votes attributable to the shares of the Portfolio. For purposes of the 1940 Act, "majority" means the lesser of: (a) 67% or more of the votes attributable to shares of the Portfolio present at a meeting, if the holders of more than 50% of such votes are present or represented by proxy; or (b) more than 50% of the votes attributable to shares of the Portfolio.

         The Portfolio's fundamental policies and restrictions are:

         1. 5% Fund Rule With respect to 75% of total assets, the Portfolio may not purchase securities of any issuer if, as a result of the purchase, more than 5% of the Portfolio's total assets would be invested in the securities of the issuer. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities ("Government Securities").

         2. 10% Issuer Rule With respect to 75% of total assets, the Portfolio may not purchase more than 10% of the voting securities of any one issuer.

         3. 25% Industry Rule The Portfolio may not invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry. This limitation does not apply to investments in Government Securities.

         4. Borrowing The Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions, provided such borrowings do not exceed 5% of the value of the Portfolio's total assets.

         5. Lending The Portfolio may not lend its assets or money to other persons, except through: (a) the acquisition of all or a portion of an issue of bonds, debentures or other evidence of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (The Portfolio does not presently intend to invest more than 10% of the value of the Portfolio in privately distributed loans. It is possible that the acquisition of an entire issue may cause the Portfolio to be deemed an "underwriter" for purposes of the Securities Act of 1933); (b) lending securities, provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities. (The Portfolio does not presently intend to engage in the lending of securities); and (c) entering into repurchase agreements.

         6. Underwriting The Portfolio may not underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         7. Real Estate The Portfolio reserves the right to invest up to 10% of the value of its assets in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned. The purchase and sale of real estate or interests in real estate is not intended to be a principal activity of the Portfolio. The Portfolio currently does not intend to invest more than 5% of its net assets in real estate.

         8. Commodities The Portfolio may not purchase or sell commodities or commodities contracts.

         9. Senior Securities The Portfolio may not issue senior securities.

         All other investment policies and restrictions of the Portfolio are considered by the Fund not to be fundamental and accordingly may be changed by the Board of Directors without shareholder approval.

Non-Fundamental Restrictions

         Non-fundamental restrictions represent the current intentions of the Board of Directors, and they differ from fundamental investment restrictions in that they may be changed or amended by the Board of Directors without prior notice to or approval of shareholders.

         The Portfolio's non-fundamental restrictions are:

         1. Restricted and Illiquid Securities Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the salability of which is otherwise conditioned, including real estate and certain repurchase agreements or time deposits maturing in more than seven days ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 15% of the value of the Portfolio's total assets.

         2. Securities of Other Investment Companies The Growth Portfolio does not currently intend to make investments in the securities of other investment companies. The Growth Portfolio does reserve the right to purchase such securities, provided the purchase of such securities does not cause: (1) more than 10% of the value of the total assets of the Portfolio to be invested in securities of registered investment companies; or (2) the Portfolio to own more than 3% of the total outstanding voting stock of any one investment company; or
(3) the Portfolio to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Portfolio; or (4) together with other investment companies advised by Transamerica, the Growth Portfolio to own more than 10% of the outstanding voting stock of a closed-end investment company.

         3. Short Sales The Portfolio may not make short sales of securities or maintain a short position, unless at all times when the short position is open, the Portfolio owns an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Portfolio's net assets is deposited or pledged as collateral for such sales at any one time.

         4. Margin Purchases The Portfolio may not purchase securities on margin, except that the Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with options on securities will not be deemed to be a purchase of securities on margin by the Portfolio.

         5. Invest for Control The Portfolio may not invest in companies for the purpose of exercising management or control in that company.

         6. Put and Call Options The Portfolio may not write put and call options.

Interpretive Rules

         For purposes of the foregoing restrictions, any limitation which involves a maximum percentage will not be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio. In addition, with regard to exceptions recited in a restriction, the Portfolio may only rely on an exception if its investment objective(s) or policies (as disclosed in the Prospectus) otherwise permit it to rely on the exception.

                                            INVESTMENT ADVISER

         Transamerica is the investment adviser of the Fund and its Portfolio. It will oversee the management of the assets of the Portfolio by Investment Services. In turn, Investment Services is responsible for the day-to-day management of Portfolio.

Investment Advisory Agreement

         The investment adviser, Transamerica, has entered into an Investment Advisory Agreement with the Fund under which Transamerica assumes overall responsibility, subject to the supervision of the Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolio by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund. Transamerica is also responsible for overseeing the Fund's compliance with the requirements of applicable law and conformity with the Portfolio's investment objective(s), policies and restrictions, including oversight of Investment Services.

         For its services to the Fund, Transamerica receives an advisory fee of 0.75% of the average daily net assets of the Portfolio. The fee is deducted daily from the assets of the Portfolio and paid to Transamerica periodically. Transamerica or its affiliates pays the salaries and fees, if any, of all officers and directors of the Fund who are "interested persons" (as defined in the 1940 Act) of Transamerica and of all personnel of Transamerica performing services relating to research, statistical and investment activities and the fees of the Sub-Adviser.

         The Fund pays all of its expenses not assumed by Transamerica, including custodian fees, legal and auditing fees, registration fees and expenses, and fees and expenses of directors unaffiliated with Transamerica.

         The Investment Advisory Agreement does not place limits on the operating expenses of the Fund or of any Portfolio. However, Transamerica has voluntarily undertaken to pay any such expenses (but not including brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for the Portfolio, exceed 0.10% of the Portfolio's estimated average daily net assets on an annualized basis.


         The total dollar amounts paid by the Portfolio, and/or its predecessor Separate Account Fund C, to Transamerica under the applicable investment advisory contract for the last three fiscal years are as follows: Separate Account Fund C paid $67,198 in 1995; Separate Account Fund C and the Portfolio together paid $66,831 in 1996; and the Portfolio paid $313,749 in 1997.


         The Investment Advisory Agreement provides that Transamerica may render similar services to others so long as the services that it provides to the Fund are not impaired thereby. The investment advisory agreement also provides that Transamerica shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, except for: (i) willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the investment advisory agreement; and (ii) to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation.

         The Investment Advisory Agreement was approved for the Portfolio by the Board of Directors, including a majority of the Directors who are not parties to the investment advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"), on July 24, 1996, and by the Contract Owners of Separate Account Fund C at a Contract Owners meeting held on October 30, 1996. The investment advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to the Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of the Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The investment advisory agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the applicable Portfolio (a) without penalty and (b) on 60 days' written notice to Transamerica.

Sub-Advisory Agreement

         Transamerica has contracted with Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Fund. Investment Services has been in existence since 1967 and has provided investment services to investment companies since 1968 and the Transamerica Life Companies since 1981. Investment Services is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Transamerica has agreed to pay Investment Services a monthly fee at the annual rate of 0.30% of the first $50 million of the Portfolio's average daily net assets, 0.25% of the next $150 million, and 0.20% of assets in excess of $200 million. Investment Services will provide recommendations on the management of Fund assets, provide investment research reports and information, supervise and manage the investments of the Portfolio, and direct the purchase and sale of Portfolio investments. Investment decisions regarding the composition of the Portfolio and the nature and timing of changes in the Portfolio are subject to the control of the Board of Directors of the Fund.

         The sub-advisory agreement was approved for the Portfolio by the Board of Directors, including a majority of the Directors who are not parties to the sub-advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"), on July 24, 1996, and by the Contract Owners of Separate Account Fund C at a Contract Owners meeting held on October 30, 1996. The sub-advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to the Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of the Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The sub-advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The sub-advisory agreement is also terminable at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the Portfolio (a) without penalty and (b) on 30 days written notice to Investment Services.

         PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE

         Investment Services is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of Transamerica or Investment Services.


         In placing orders for portfolio securities of the Portfolio, Investment Services is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Investment Services will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While Investment Services generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, Investment Services will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Portfolio, Investment Services and its affiliates, or other clients of Investment Services or its affiliates. Such research and investment services include statistical and economic data and research reports on particular companies and industries. Such services are used by Investment Services in connection with all of its activities, and some of such services obtained in connection with the execution of transactions for the Portfolio may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Portfolio, and the services furnished by such brokers may be used by Investment Services in providing investment sub-advisory services for the Portfolio. The aggregate dollar amounts of the brokerage commissions paid with respect to portfolio transactions of the Portfolio by Investment Services as sub-adviser to Separate Account Fund C (the Portfolio's predecessor) were $7,253 for fiscal year 1995, and $19,115 for the first ten months of 1996. The aggregate dollar amount of brokerage commissions paid by the Portfolio after the reorganization, during November and December 1996, was $5,550, so that the total paid by Investment Services and the Portfolio during fiscal year 1996 was $24,665. The total paid by the Portfolio during fiscal year 1997 was $16,312.


         On occasions when Investment Services deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other advisory clients (including any other fund or other investment company or advisory account for which Investment Services or an affiliate acts as investment adviser), Investment Services, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Investment Services in the manner it considers to be most equitable as to each customer and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

         Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the booker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.


         Changes will be made in the assets of the Portfolio if such changes are considered advisable to better achieve the Portfolio's investment objectives. It is anticipated that the annual portfolio turnover should not exceed 75%. The portfolio turnover rates for Separate Account Fund C (the Portfolio's predecessor) for 1995 was 30.84%. The portfolio turnover rate for 1996, when combining the experience of Separate Account Fund C through October 31, 1996, and the Portfolio's experience for November and December 1996 was 34.58%. The Portfolio's portfolio turnover rate for 1997 was 20.54%.


                                     DETERMINATION OF NET ASSET VALUE

         Under the 1940 Act, the Board of Directors is responsible for determining in good faith the fair value of securities of the Portfolio. In accordance with procedures adopted by the Board of Directors, the net asset value per share is calculated by determining the net worth of the Portfolio (assets, including securities at market value or amortized cost value, minus liabilities) divided by the number of the Portfolio's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange. The Portfolio will compute its net asset value once daily at the close of such trading (normally 4:00 p.m. New York time), on each day (as described in the Prospectus) that the Fund is open for business.

         In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board of Directors will reconsider the time at which net asset value is computed. In addition, the Portfolio may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

         Portfolio assets of the Growth Portfolio are valued as follows:

                  (a) equity securities and other similar investments ("Equities") listed on any U.S. stock market or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, Equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices; (b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices; (c) debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by Investment Services and approved by the Board of Directors; (d) options and futures contracts are valued at the last sale price on the market where any such option contracts are principally traded; (e) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies; (f) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by Investment Services to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors; and (g) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost which approximates market value.

         Equities traded on more than one U.S. national securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. If such quotations are not available, the price will be determined in good faith by or under procedures established by the Board of Directors.

                                         PERFORMANCE INFORMATION

         The Fund may from time to time quote or otherwise use average annual total return information for the Portfolio in advertisements, shareholder reports or sales literature. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P(1+T)n = ERV

Where:
         P        =        a hypothetical initial investment of $1,000

         T        =        average annual total return

         n        =        number of years

         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

      Any performance data quoted for the Portfolio will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

      The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C. Separate Account Fund C had been a separate account of Transamerica registered under the 1940 Act on Form N-3 as an open-end, diversified, management investment company. The reorganization of Separate Account Fund C from a management investment company into a unit investment trust called Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C, as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which will be held by Separate Account C. As the successor to Separate Account Fund C, the Growth Portfolio treats the historical performance data of Separate Account Fund C as its own for periods prior to the reorganization.


      Prior to the reorganization on November 1, 1996, Separate Account Fund C paid a mortality and expense risk fee of 1.10% and an investment advisory fee of 0.30% per year, and it did not bear any operating expenses. After the reorganization, the Growth Portfolio does not pay any mortality and expense risk fees, and its total investment advisory fee and operating expenses during 1997 were 0.98% (before fee waivers and expense reimbursements) and 0.85% after fee waivers and expense reimbursements. In accordance with conversations with the SEC staff, its investment performance for periods prior to the reorganization reflect total mutual fund fees and expenses of 0.98% per year.


      In computing its standardized total returns for periods prior to the reorganization, the Portfolio assumes that the charges currently imposed by the Portfolio were in effect through each of the periods for which the standardized returns are presented. The Growth Portfolio's performance data does not reflect any sales or insurance charges, or any other separate account or contract level charges, that were imposed under the annuity contracts issued through Separate Account Fund C.

      Any performance data quoted for the Portfolio represents historical performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance data for the Portfolio does not reflect charges deducted under the variable annuity contracts. If contract charges are taken into account, such performance data would reflect lower returns. Accordingly, any advertisement that includes performance data for the Portfolio will also include performance data for the variable annuity contracts.

      From time to time the Fund may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

      CTR   =   (ERV/P) - 1

      Where:

      CTR = The cumulative total return net of Portfolio recurring charges for the period.

      ERV = The ending redeemable value of the hypothetical investment at the end of the period.

      P = A hypothetical single payment of $1,000.

      From time to time the Fund may publish an indication of the Portfolio' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Weisenberger Investment Companies Service, Donoghue's Money Portfolio Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Fund may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Fund may from time to time advertise its performance relative to certain indices and benchmark investments, including (but not limited to): (a) the Lipper Analytical Services, Inc. Mutual Portfolio Performance Analysis, Fixed-Income Analysis and Mutual Portfolio Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Portfolio Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Hambrecht & Quist Growth Stock Index; (f) the NASDAQ OTC Composite Prime Return; (g) the Russell Midcap Index; (h) the Russell 2000 Index - Total Return; (i) the ValueLine Composite-Price Return; (j) the Wilshire 5000 Index; (k) the Salomon Brothers World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (l) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U.S. Government agencies, mortgage and Yankee bonds); (m) the S&P Bond indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (n) the J.P. Morgan Global Government Bond Index; (o) Donoghue's Money Market Portfolio Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money market funds); (p) other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements; (q) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including
EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (r) the FT-Actuaries Europe and Pacific Index; (s) mutual fund performance indices published by Variable Annuity Research & Data Service; (t) S&P 500 Index; and (u) mutual fund performance indices published by Morningstar, Inc. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Portfolio's investments. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Fund to calculate the Portfolio's performance figures.

      The Fund may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish Investment Services' views as to markets, the rationale for the Portfolio's investments and discussions of the Portfolio's current asset allocation.

      From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Portfolio. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

      Such performance data is based on historical results and is not intended to indicate future performance. The total return of the Portfolio varies based on market conditions, portfolio expenses, portfolio investments and other factors. The value of the Portfolio's shares fluctuates and an investor's shares may be worth more or less than their original cost upon redemption. The Fund may also, at its discretion, from time to time make a list of the Portfolio's holdings available to investors upon request.

                                           FEDERAL TAX MATTERS

      The Portfolio intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions.

      Sources of Gross Income. To qualify for treatment as a regulated investment company, the Portfolio must also, among other things, derive its income from certain sources. Specifically, in each taxable year, the Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in securities, or these currencies. The Portfolio must also generally derive less than 30% of its gross income each taxable year from the sale or other disposition of any of the following which was held for less than three months: (1) stock or securities, (2) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (3) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stock or securities (or options and futures with respect to stock or securities). For purposes of these tests, gross income generally is determined without regard to losses from the sale or other disposition of stock or securities or other Portfolio assets.

      Diversification of Assets. To qualify for treatment as a regulated investment company, the Portfolio must also satisfy certain tax requirements with respect to the diversification of its assets. The Portfolio must have, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer. In addition, not more than 25% of the value of the Portfolio's total assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. For purposes of the Portfolio's requirements to maintain diversification for tax purposes, the issuer of a loan participation will be the underlying borrower. In cases where the Portfolio does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Portfolio and the borrower will be deemed issuers of the loan participation for tax diversification purposes. The Portfolio's investments in U.S. Government Securities are not subject to these limitations. The foregoing diversification requirements are in addition to those imposed by the Investment Company Act of 1940 (the "1940 Act").

      Because the Fund is established as an investment medium for variable annuity contracts, Section 817(h) of the Code imposes additional diversification requirements on the Portfolio. These requirements which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio's assets that may be represented by any single investment. In general, no more than 55% of the value of the assets of the Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

      Additional Tax Considerations. The Portfolio will not be subject to the 4% Federal excise tax imposed on amounts not distributed to shareholders on a timely basis because the Portfolio intends to make sufficient distributions to avoid such excise tax. If the Portfolio failed to qualify as a regulated investment company, owners of Contracts based on the Portfolio: (1) might be taxed currently on the investment earnings under their Contracts and thereby lose the benefit of tax deferral; and (2) the Portfolio might incur additional taxes. In addition, if the Portfolio failed to qualify as a regulated investment company, or if the Portfolio failed to comply with the diversification requirements of Section 817(h) of the Code, owners of Contracts based on the Portfolio would be taxed on the investment earnings under their Contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by Investment Services and it is intended that the Portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from that Investment Services might otherwise believe to be desirable.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisers. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change.

                                             SHARES OF STOCK
      Each issued and outstanding share of the Portfolio is entitled to participate equally in dividends and distributions declared for the Portfolio's stock and, upon liquidation or dissolution, in the Portfolio's net assets remaining after satisfaction of outstanding liabilities. The shares of the Portfolio, when issued, are fully paid and non-assessable and have no preemptive or conversion rights.

       As the designated successor to Separate Account Fund C, the Growth Portfolio of the Fund received the assets of Separate Account Fund C. In exchange, the Fund provided Separate Account C with shares in the Growth Portfolio.

      Under normal circumstances, subject to the reservation of rights explained below, the Fund will redeem shares of the Portfolio in cash within 7 days. However, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders.

      Under Maryland law, the Fund is not required to hold annual shareholder meetings and does not intend to do so.

                                            CUSTODY OF ASSETS


      Pursuant to a Custodian Agreement with the Fund, State Street Bank and Trust Company ("State Street" or "Custodian") 225 Franklin Street, Boston, Massachusetts 02110 holds the cash and portfolio securities of the Fund as custodian.


      State Street is responsible for holding all securities and cash of the Portfolio, receiving and paying for securities purchased, delivering against payment securities sold, and receiving and collecting income from investments, making all payments covering expenses of the Fund, all as directed by persons authorized by the Fund. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Portfolio or the Fund. Portfolio securities of the Portfolio purchased domestically are maintained in the custody of State Street and may be entered into the Federal Reserve, Depository Trust Company, or Participants Trust Company book entry systems.

                                          DIRECTORS AND OFFICERS

      The Directors and officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years.

                               Positions and Offices
Name, Age and Address**                  with the Fund           Principal Occupation During the Past Five Years
----------------------------------------------------------------------------------------------------------------

Donald E. Cantlay (76)         Board of Directors             Director,  Managing  General  Partner of Cee
                                                              'n'  Tee  Company;  Director  of  California
                                                              Trucking  Association  and  Western  Highway
                                                              Institute;  Director  of  FPA  Capital  Fund
                                                              and FPA New Income Fund.

Richard N. Latzer (61)*        Board of Directors             President,   Chief  Executive   Officer  and
                                                              Director    of    Transamerica    Investment
                                                              Services,  Inc.;  Senior Vice  President and
                                                              Chief  Investment  Officer  of  Transamerica
                                                              Corporation.      Director     and     Chief
                                                              Investment     Officer    of    Transamerica
                                                              Occidental Life Insurance Company.

Jon C. Strauss (58)            Board of Directors             President of Harvey Mudd College;
                                                              Previously Vice President and Chief
                                                              Financial Officer of Howard Hughes Medical
                                                              Institute; President of Worcester
                                                              Polytechnic Institute; Vice President and
                                                              Professor of Engineering at University of
                                                              Southern California; Vice President Budget
                                                              and Finance, Director of Computer
                                                              Activities and Professor of Computer and
                                                              Decision Sciences at University of
                                                              Pennsylvania.

Gary U. Rolle (57)*            Chairman, Board of             Director,

                               Directors                      Executive    Vice    President   and   Chief
                                                              Investment     Officer    of    Transamerica
                                                              Investment  Services,   Inc.;  Director  and
                                                              Chief  Investment  Officer  of  Transamerica
                                                              Occidental Life Insurance Company.


Peter J. Sodini (57)           Board of Directors             Associate,  Freeman  Spogli & Co. (a private
                                                              investor);    President,   Chief   Executive
                                                              Officer and  Director,  The Pantry,  Inc. (a
                                                              supermarket).   Director   Pamida   Holdings
                                                              Corp.  (a retail  merchandiser)  and Buttrey
                                                              Food and Drug Co. (a supermarket).

Barbara A. Kelley (45)         President                      President,   Chief  Operating   Officer  and
                                                              Director    of    Transamerica     Financial
                                                              Resources,  Inc. and  President and Director
                                                              of     Transamerica     Securities     Sales
                                                              Corporation,  Transamerica  Advisors,  Inc.,
                                                              Transamerica  Product,  Inc.,   Transamerica
                                                              Product,   Inc.  I,  Transamerica   Product,
                                                              Inc.  II,  Transamerica  Product,  Inc.  IV,
                                                              and Transamerica Leasing Ventures,  Inc.

Matt Coben (37)***             Vice President                 Vice  President,  Broker/Dealer  Channel  of
                                                              the   Institutional    Marketing    Services
                                                              Division  of  Transamerica   Life  Insurance
                                                              and  Annuity  Company  and  prior  to  1994,
                                                              Vice  President  and National  Sales Manager
                                                              of the Dreyfus Service Organization .

Sally S. Yamada (47)           Assistant Secretary            Vice     President    and    Treasurer    of
                                                              Transamerica

                                                                       Occidental  Life Insurance  Company
                                                              and   Treasurer   of    Transamerica    Life
                                                              Insurance and Annuity Company.


Regina M. Fink (42)            Secretary                      Counsel  for  Transamerica  Occidental  Life
                                                              Insurance   Company   and   prior   to  1994
                                                              Counsel  and  Vice  President  for  Colonial
                                                              Management Associates, Inc.

Thomas M. Adams (63)           Assistant Secretary            Partner  in the law firm of  Lanning , Adams
                                                              & Peterson.

Susan R. Hughes (42)           Treasurer                      Vice President and Chief Financial
                                                              Officer, Transamerica Investment Services,
                                                              Inc., since 1997; Independent Financial
                                                              Consultant 1992-1997,




*        These  members of the Board are  interested  persons as defined by
Section  2(a)(19)  of the 1940
         Act.
** Except as otherwise noted, the mailing address of each Board member and officer is 1150 South Olive, Los Angeles, California 90015.
*** The mailing address of this officer is 401 North Tryon Street Suite 700, Charlotte, North Carolina 28202.

     The principal occupations listed above apply for the last five years. In some instances, the occupation listed above is the current position; prior positions with the same company or affiliate are not indicated.


         Each of the officers and members of the Board of the Fund holds the same or similar position with Transamerica Occidental's Separate Account Fund B. The members of the Board of Directors are also members of the Board of Directors of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc. Mr. Rolle is a director of Transamerica Investors, Inc.


Compensation


         The following table shows the compensation paid by the Fund and the Fund Complex during the fiscal year ended December 31, 1997, to all Directors of the Fund.


                                                                                        Total
                                                                                     Compensation
                                                          Total Pension or         From Registrant
                                    Aggregate           Retirement Benefits        and Fund Complex
                                  Compensation        Accrued As Part of Fund    Paid to Directors3/
       Name of Person              From Fund1/               Expenses2/

     Donald E. Cantlay               $1,500                     -0-                     $6,000
     Richard N. Latzer                 -0-                      -0-                       -0-
      DeWayne W. Moore                $1500                     -0-                     $6,250
       Gary U. Rolle                   -0-                      -0-                       -0-
      Peter J. Sodini                -$1500-                    -0-                     $4,750
       Jon C. Strauss                 $500                      -0-                      $500


                                          ---------------------


1/ Each director of the Fund is compensated $250 for each meeting they attend. (The Board of the Fund plans to hold four regularly scheduled board meetings each year; other meetings may be scheduled.) This is the same compensation the directors received while members of the Board of Managers of Separate Account Fund C.


2/ None of the members of the Board of Directors currently receives any pension or retirement benefits due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.


3/ During fiscal year1997, each Board member was also a member of the Board of Transamerica Occidental's Separate Account Fund B and of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment services, Inc. Mr. Rolle' is a director of Transamerica Investors, Inc. These registered investment companies comprise the "Fund Complex."


                                            LEGAL PROCEEDINGS

         There is no pending material legal proceeding affecting the Fund. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets.

                  OTHER INFORMATION
Legal Counsel

         Sutherland, Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2404, has provided advice to the Fund with respect to certain matters relating to federal securities laws.

Other Information

         The Prospectus and this Statement do not contain all the information included in the registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted from the Prospectus and this Statement pursuant to the rules and regulations of the SEC. The registration statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.


         Statements contained in the Prospectus or in this Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this Statement form parts, each such statement being qualified in all respects by such reference.

Independent Auditors


         Ernst & Young LLP, 515 South Flower Street, Los Angeles, California 90071, acts as the Fund's independent auditors.


Financial Statements


         This  Statement  of  Additional   Information  contains  the  financial
statements for the Growth Portfolio of Transamerica Variable Insurance Fund, Inc., for the fiscal year ended December 31, 1997.

                                                APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS1A.  Moody's Investors  Service,  Inc. Aaa:
Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa: Bonds which are rated Baa are considered a medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or maybe characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba: Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Unrated:
Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue. Should no rating be assigned, the reason may be one of the following:1. An application for rating was not received or accepted.2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.3. There is a lack of essential data pertaining to the issue or issuer.4.The issue was privately placed, in which case the rating is not published in Moody's publications. Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.Note: Those bonds in the Aa, A and Baa groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1 and Baa1.B. Standard & Poor's Corporations AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. BB--B--CCC--CC--C: Bonds rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Unrated: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. Investment Services' uses its judgment, analysis and experience to evaluate such bonds.

--------
1The rating systems described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligations to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

                          Audited Financial Statements

                            Transamerica Occidental's
                               Separate Account C

                          Year ended December 31, 1997
                       with Report of Independent Auditors

                  Transamerica Occidental's Separate Account C

                          Audited Financial Statements

                          Year ended December 31, 1997



                                    Contents


Report of Independent Auditors...........1
Statement of Assets and Liabilities......2
Statement of Operations..................3
Statement of Changes in Net Assets.......4
Notes to Financial Statements............5

2





                         Report of Independent Auditors



Unitholders of Transamerica Occidental's Separate Account C
Board of Directors, Transamerica Occidental Life Insurance Company


We have audited the accompanying statement of assets and liabilities of Transamerica Occidental's Separate Account C (comprised of shares of the Growth Portfolio of Transamerica Variable Insurance Fund, Inc.) as of December 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets for the year then ended and for the period from November 1, 1996 through December 31, 1996. These financial statements are the responsibility of Transamerica Occidental Separate Account C's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the fund manager. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental's Separate Account C as of December 31, 1997, and the results of its operations for the year then ended, and the changes in its net assets for the year then ended and for the period from November 1, 1996 through December 31, 1996 in conformity with generally accepted accounting principles.



Charlotte, North Carolina
April 13, 1998

                  Transamerica Occidental's Separate Account C

                       Statement of Assets and Liabilities

                                December 31, 1997


Assets:
   Investment at fair value:
     3,144,212.811 shares of  the Growth Portfolio of Transamerica
       Variable Insurance Fund, Inc., at $14.75 per share (cost
       $19,010,135)

                                                                                                $46,377,139

Liabilities:
   Due to Transamerica Life                                                                              11,717
                                                                                                --------------------

Net assets                                                                                      $    46,365,422
                                                                                                ====================

Net assets attributable to variable annuity contract holders-
   1,305,735.516 units at $34.821219 per unit                                                        45,467,302
Reserves for retired annuitants                                                                         898,120
                                                                                                ====================
                                                                                                $    46,365,422
                                                                                                ====================



See accompanying notes.

                  Transamerica Occidental's Separate Account C

                             Statement of Operations

                          Year ended December 31, 1997




Investment income                                                                               $      3,659,175
Mortality and expense risk charges                                                                       233,785
                                                                                               ---------------------
Net investment income                                                                                  3,425,390

Net realized and unrealized gains on investments:
   Net realized gains on investment transactions                                                           473,686
   Net unrealized appreciation of investments                                                      10,765,604
                                                                                               ---------------------
   Net gains on investments                                                                            11,239,290
                                                                                               =====================
Increase in net assets resulting from operations                                                $     14,664,680
                                                                                               =====================



See accompanying notes.

                  Transamerica Occidental's Separate Account C

                       Statement of Changes in Net Assets



                                                                                                   Period November 1,
                                                                                                      1996 through
                                                                            Year ended December    December 31, 1996
                                                                                  31, 1997
                                                                            --------------------- ---------------------

From operations:
   Net investment income (loss)                                              $      3,425,390           $     (29,272)
   Net realized gains on investment transactions                                     473,686                   42,520
   Net unrealized appreciation of investments                                     10,765,604                2,704,008
                                                                            --------------------- ---------------------
Increase in net assets from operations                                             14,664,680                2,717,256

Changes from accumulated unit transactions                                           (551,857)                (31,735)


Initial transfer of funds from predecessor separate account
                                                                                            -               29,567,078
                                                                            --------------------- ---------------------

Increase in net assets                                                             14,112,823               32,252,599
Net assets at beginning of period                                                  32,252,599                     -
                                                                            --------------------- ---------------------
Net assets at end of period                                                  $     46,365,422             $ 32,252,599
                                                                            ===================== =====================



See accompanying notes.

                  Transamerica Occidental's Separate Account C

                          Notes to Financial Statements

                                December 31, 1997


1. Organization

Transamerica   Occidental's   Separate   Account  C  ("Separate   Account")  was
established by Transamerica Occidental Life Insurance Company ("Transamerica Life") as a separate account under the laws of the State of California. Effective November 1, 1996, the Separate Account reorganized into a unit investment trust. Prior to November 1, 1996, the Separate Account was organized as an open-end diversified management investment company, Separate Account Fund C (the "Predecessor Separate Account"). Effective November 1, 1996, all investments held by the Predecessor Separate Account were transferred to the Growth Portfolio (the "Portfolio") of Transamerica Variable Insurance Fund, Inc. (the "Fund"). Thereafter, the Separate Account's only investment was in shares of the Portfolio. The Fund is an open-end, diversified investment company registered under the Investment Company Act of 1940. The Separate Account is registered with the Securities and Exchange Commission under the Investment Act of 1940 as a unit investment trust and is designed to provide annuity benefits pursuant to annuity contracts issued by Transamerica Life.

2. Significant Accounting Policies

The accompanying financial statements of the Separate Account have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

Investment Valuation--Investments in the Portfolio's shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis which approximates average cost. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

                  Transamerica Occidental's Separate Account C

2. Significant Accounting Policies (continued)

Investment Income--Both ordinary and capital gains dividends are recognized on the ex-dividend date. All distributions received are reinvested in shares of the Portfolio. No dividends had been declared or paid through December 31, 1997.

Federal Income Taxes--Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, income from assets maintained in the Separate Account for the exclusive benefit of participants is generally not subject to federal income tax.

Reserves for Retired Annuitants--Reserves for retired annuitants are computed using the Annuity Table for 1949, ultimate, two year age setback and an assumed investment earnings rate of 3 1/2%.

3. Transamerica Life Investment

As of December 31, 1997, Transamerica Life had deposited $1,000,000 (current value of $35,533,484) in the Separate Account under an amendment to the California Insurance Code which permits domestic life insurers to allocate amounts to such accounts. Transamerica Life is entitled to withdraw its proportionate share of the Separate Account, in whole or in part, at any time.

4. Expenses and Charges

The value of the Separate Account has been reduced by a charge of 0.55% on each valuation date for mortality and expense risks. In addition, the value of the Portfolio has been reduced by a charge of 0.85% on each valuation date for management fees and other charges.

5. Remuneration

The Separate Account does not remunerate directors, advisory boards or officers or such other persons who may from time to time perform services for the Fund.

                  Transamerica Occidental's Separate Account C

6. Accumulation Units and Investment Transactions

For the year ended December 31, 1997, $76,774 and 836.2595 units of the Separate Account were sold and $628,631 and 19,133.5909 units of the Separate Account were redeemed. During this period, no shares of the Portfolio were purchased and 53,456 shares of the Portfolio were sold for $757,013.

                    Audited Consolidated Financial Statements



         Transamerica Occidental Life Insurance Company and Subsidiaries


                                December 31, 1997

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Audited Consolidated Financial Statements

December 31, 1997






Audited Consolidated Financial Statements

Report of Independent Auditors...................  1
Consolidated Balance Sheet.......................  2
Consolidated Statement of Income.................  3
Consolidated Statement of Shareholder's Equity...  4
Consolidated Statement of Cash Flows.............  5
Notes to Consolidated Financial Statements.......  6

4367:Folder T
04/22/98  3:30 PM




                                           REPORT OF INDEPENDENT AUDITORS



Board of Directors
Transamerica Occidental Life Insurance Company


We have audited the accompanying consolidated balance sheet of Transamerica Occidental Life Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Transamerica Occidental Life Insurance Company and Subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


January 23, 1998

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEET


                                                                                       December 31
                                                                             1997                     1996
                                                                    ---------------------    -------------
                                                                                 (In thousands, except
                                                                                    for share data)
ASSETS

Investments:
   Fixed maturities available for sale                              $          29,231,998    $          26,980,676
   Equity securities available for sale                                           791,221                  471,734
   Mortgage loans on real estate                                                  706,939                  716,669
   Real estate                                                                     19,633                   24,876
   Policy loans                                                                   451,023                  442,607
   Other long-term investments                                                     69,793                   66,686
   Short-term investments                                                         324,672                  135,726
                                                                    ---------------------    ---------------------
                                                                               31,595,279               28,838,974
Cash                                                                               36,656                   35,817
Accrued investment income                                                         481,913                  404,866
Accounts receivable                                                               294,542                  297,967
Reinsurance recoverable on paid and unpaid losses                                 920,847                  829,653
Deferred policy acquisitions costs                                              2,102,588                2,138,203
Other assets                                                                      299,500                  256,382
Separate account assets                                                         5,494,703                3,527,950
                                                                    ---------------------    ---------------------

                                                                    $          41,226,028    $          36,329,812
                                                                    =====================    =====================

LIABILITIES AND SHAREHOLDER'S EQUITY

Policy liabilities:
   Policyholder contract deposits                                   $          24,061,811    $          22,718,955
   Reserves for future policy benefits                                          5,468,611                5,275,149
   Policy claims and other                                                        557,822                  502,331
                                                                    ---------------------    ---------------------
                                                                               30,088,244               28,496,435

Income tax liabilities                                                            814,088                  388,852
Accounts payable and other liabilities                                            482,716                  560,663
Separate account liabilities                                                    5,494,703                3,527,950
                                                                    ---------------------    ---------------------
                                                                               36,879,751               32,973,900
Shareholder's equity:
  Common stock ($12.50 par value):
    Authorized--4,000,000 shares
    Issued and outstanding--2,206,933 shares                                       27,587                   27,587
  Additional paid-in capital                                                      422,342                  335,619
  Retained earnings                                                             2,738,151                2,467,406
  Foreign currency translation adjustments                                        (33,440)                 (24,472)
  Net unrealized investment gains                                               1,191,637                  549,772
                                                                    ---------------------    ---------------------
                                                                                4,346,277                3,355,912
                                                                    ---------------------    ---------------------

                                                                    $          41,226,028    $          36,329,812

                                                                    =====================    =====================

See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF INCOME




                                                                                 Year Ended December 31
                                                                        1997             1996             1995
                                                                  ---------------  ---------------  ----------
                                                                                     (In thousands)

Revenues:
   Premiums and other considerations                              $     1,777,371  $     1,641,985  $     1,663,576
   Net investment income                                                2,165,565        2,077,232        1,972,759
   Net realized investment gains                                           40,263           17,471           28,112
                                                                  ---------------  ---------------  ---------------
             TOTAL REVENUES                                             3,983,199        3,736,688        3,664,447


Benefits:
   Benefits paid or provided                                            2,727,064        2,558,792        2,439,156
   Increase in policy reserves and liabilities                             59,246           57,968          236,205
                                                                  ---------------  ---------------  ---------------
                                                                        2,786,310        2,616,760        2,675,361

Expenses:
   Amortization of deferred policy acquisition costs                       265,264         235,180          182,123
   Salaries and salary related expenses                                    165,768         158,699          145,681
   Other expenses                                                         284,220          224,084          200,339
                                                                  ---------------  ---------------  ---------------
                                                                          715,252          617,963          528,143
                                                                  ---------------  ---------------  ---------------
                                 TOTAL BENEFITS AND EXPENSES            3,501,562        3,234,723        3,203,504
                                                                  ---------------  ---------------  ---------------

                                  INCOME BEFORE INCOME TAXES              481,637          501,965          460,943

Provision for income taxes                                                149,581          164,685          149,647
                                                                  ---------------  ---------------  ---------------

                                                  NET INCOME      $       332,056  $       337,280  $       311,296
                                                                  ===============  ===============  ===============



See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY

                                                                                                                     Net
                                                                                                    Foreign      Unrealized
                                                                   Additional                      Currency      Investment
                                             Common Stock            Paid-in      Retained        Translation       Gains
                                          Shares        Amount       Capital      Earnings        Adjustments     (Losses)
                                                                (In thousands, except for share data)

Balance at January 1, 1995               2,206,933   $   27,587   $   319,279  $   1,921,232    $   (28,347)  $   (321,460)

   Net income                                                                        311,296
   Capital contributions from                                          14,299
     parent
   Dividends declared                                                                (61,116)
   Change in foreign currency
     translation adjustments                                                                          4,729
   Change in net unrealized
     investment gains                                                                                            1,260,392

Balance at December 31, 1995             2,206,933       27,587       333,578      2,171,412        (23,618)       938,932

   Net income                                                                        337,280
   Capital contributions from
     parent                                                             2,041
   Dividends declared                                                                (41,286)
   Change in foreign currency
     translation adjustments                                                                           (854)
   Change in net unrealized
     investment gains                                                                                             (389,160)

Balance at December 31, 1996             2,206,933       27,587       335,619      2,467,406        (24,472)       549,772

   Net income                                                                        332,056
   Capital transactions with
     parent                                                            86,723
   Dividends declared                                                                (61,311)
   Change in foreign currency
     translation adjustments                                                                         (8,968)
   Change in net unrealized
     investment gains                                                                                              641,865

Balance at December 31, 1997             2,206,933   $   27,587   $   422,342  $   2,738,151    $   (33,440)  $  1,191,637
                                      ============   ==========   ===========  =============    ============  ============



See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                                     Year Ended December 31
                                                                           1997              1996               1995
                                                                     ---------------   ----------------   ----------
                                                                                        (In thousands)
OPERATING ACTIVITIES
   Net income                                                        $       332,056   $       337,280    $       311,296
   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Changes in:
         Reinsurance recoverable                                             (91,194)          (73,328)           (466,669)
         Accounts receivable                                                 (15,983)         (159,309)            (58,866)
         Policy liabilities                                                1,102,246           949,108           1,273,723
         Other assets, accounts payable and other
           liabilities, and income taxes                                     (89,954)          (32,662)           (252,362)
       Policy acquisition costs deferred                                    (467,730)         (388,003)           (381,806)
       Amortization of deferred policy acquisition costs                     256,303           268,770             191,313
       Net realized gains on investment transactions                         (31,302)          (51,061)            (37,302)
       Other                                                                 (64,651)          (15,758)           (22,862)
                                                                     ---------------   ---------------    ---------------

                                            NET CASH PROVIDED BY
                                            OPERATING ACTIVITIES             929,791           835,037             556,465


INVESTMENT ACTIVITIES
   Purchases of securities                                                (9,825,763)       (7,362,635)         (5,667,539)
   Purchases of other investments                                           (127,437)         (334,895)           (330,503)
   Sales of securities                                                     8,193,409         5,064,780           3,587,367
   Sales of other investments                                                129,671           175,001             155,084
   Maturities of securities                                                  559,361           506,941             341,485
   Net change in short-term investments                                     (188,946)           75,774             (67,337)
   Other                                                                     (53,478)          (21,358)           (35,384)
                                                                     ---------------   ---------------    ---------------

                                                NET CASH USED IN
                                            INVESTING ACTIVITIES          (1,313,183)       (1,896,392)         (2,016,827)


FINANCING ACTIVITIES
   Additions to policyholder contract deposits                             6,851,644         6,260,653           5,151,428
   Withdrawals from policyholder contract deposits                        (6,411,213)       (5,173,419)         (3,624,044)
   Capital contributions from parent                                           3,800                 -                   -
   Dividends paid to parent                                                  (60,000)          (40,000)           (60,000)
                                                                     ---------------   ---------------    ---------------

                                            NET CASH PROVIDED BY
                                            FINANCING ACTIVITIES             384,231         1,047,234          1,467,384
                                                                     ---------------   ---------------    ---------------

                                     INCREASE (DECREASE) IN CASH                 839           (14,121)              7,022

Cash at beginning of year                                                     35,817            49,938             42,916
                                                                     ---------------   ---------------    ---------------

                                             CASH AT END OF YEAR     $        36,656   $        35,817    $        49,938
                                                                     ===============   ===============    ===============


See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1997


NOTE A--SIGNIFICANT ACCOUNTING POLICIES

Business: Transamerica Occidental Life Insurance Company ("TOLIC") and its subsidiaries (collectively, the "Company"), engage in providing life insurance, pension and annuity products, reinsurance, structured settlements and investments, which are distributed through a network of independent and company-affiliated agents and independent brokers. The
Company's customers are primarily in the United States and Canada.

Basis of Presentation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which differ from statutory accounting practices prescribed or permitted by regulatory authorities.

Reclassifications: Certain reclassifications of 1996 and 1995 amounts have been made to conform to the 1997
-----------------
presentation.

Use of Estimates: Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgment. Actual results could differ from those estimates.

New Accounting Standards: In June of 1997, the Financial Accounting Standards Board issued a new standard on reporting comprehensive income, which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. This standard is effective for interim and annual periods beginning after December 15, 1997. Reclassification of financial statements for all periods presented will be required upon adoption. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact the Company's consolidated results of operations or financial position.

In 1997, the Company adopted the Financial Accounting Standards Board's new standard on accounting for transfers of financial assets, servicing of financial assets and extinguishment of liabilities. The standard requires that a transfer of financial assets be accounted for as a sale only if certain specified conditions for surrender of control over the transferred assets exist. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1996, the Company adopted the Financial Accounting Standards Board's new standard on accounting for the impairment of long-lived assets and for long-lived assets to be disposed of. The standard requires that an impaired long-lived asset be measured based on the fair value of the asset to be held and used or the fair value less cost to sell of the asset to be disposed of. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1995, the Company adopted the Financial Accounting Standards Board's standard on accounting for impairment of loans, which requires that an impaired loan be measured based on the present value of expected cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent. There was no material effect on the consolidated financial position or results of operations of the Company.

Principles of Consolidation: The consolidated financial statements of the Company include the accounts of TOLIC and its subsidiaries, all of which operate primarily in the life insurance industry. TOLIC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly owned subsidiary of Transamerica Corporation. All significant intercompany balances and transactions have been eliminated in consolidation.

Investments:  Investments are reported on the following bases:

       Fixed maturities--All debt securities, including redeemable preferred stocks, are classified as available for sale and carried at fair value. The Company does not carry any debt securities principally for the purpose of trading. Prepayments are considered in establishing amortization periods for premiums and discounts and amortized cost is further adjusted for other-than-temporary fair value declines. Derivative instruments are also reported as a component of fixed maturities and are carried at fair value if designated as hedges of securities available for sale or at amortized cost if designated as hedges of liabilities. See Note K - Financial Instruments.

       Equity securities available for sale (common and nonredeemable preferred stocks)--at fair value. The Company does not carry any equity securities principally for the purpose of trading.

       Mortgage  loans  on  real  estate--at   unpaid  balances,   adjusted  for
       amortization  of  premium  or  discount,   less  allowance  for  possible
       impairment.

       Real estate--Investment real estate that the Company intends to hold for the production of income is carried at depreciated cost less allowance for possible impairment. Properties held for sale, primarily foreclosed assets, are carried at the lower of depreciated cost or fair value less estimated selling costs.

       Policy loans--at unpaid balances.

       Other  long-term   investments--at  cost,  less  allowance  for  possible
impairment.

       Short-term investments--at cost, which approximates fair value.

Realized gains and losses on disposal of investments are determined generally on a specific identification basis. The Company reports realized gains and losses on investment transactions in the accompanying consolidated statement of income, net of the amortization of deferred policy acquisition costs when such amortization results from the realization of gains or losses other than as originally anticipated on the sale of investments associated with interest-sensitive products. Changes in fair values of fixed maturities available for sale and equity securities available for sale are included in net unrealized investment gains or losses after adjustment of deferred policy acquisition costs and reserves for future policy benefits, net of deferred income taxes, as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Deferred Policy Acquisition Costs (DPAC): Certain costs of acquiring new and renewal insurance contracts, principally commissions, medical examination and inspection report fees, and certain variable underwriting, issue and field office expenses, all of which vary with and are primarily related to the production of such business, have been deferred. DPAC for non-traditional life and investment-type products are amortized over the life of the related policies in relation to estimated future gross profits. DPAC for traditional life insurance products are amortized over the premium-paying period of the related policies in proportion to premium revenue recognized, using principally the same assumptions used for computing future policy benefit reserves. DPAC related to non-traditional and investment type products are adjusted as if unrealized gains or losses on securities available for sale were realized. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Separate Accounts: The Company administers segregated asset accounts for certain holders of universal life policies, variable annuity contracts, and other pension deposit contracts. The assets held in these Separate Accounts are invested primarily in fixed maturities, equity securities, other marketable securities, and short-term investments. The Separate Account assets are stated at fair value and are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the contract holders. Accordingly, investment income and realized gains and losses attributable to Separate Accounts are not reported in the Company's results of operations.

Policyholder Contract Deposits: Non-traditional life insurance products include universal life and other interest-sensitive life insurance policies. Investment-type products include single and flexible premium deferred annuities, single premium immediate annuities, guaranteed investment contracts, and other group pension deposit contracts that do not have mortality or morbidity risk. Policyholder contract deposits on non-traditional life insurance and investment-type products represent premiums received plus accumulated interest, less mortality charges on universal life products and other administration charges as applicable under the contract. Interest credited to these policies ranged from 3.0% to 9.7% in 1997 and 2.6% to 9.8% in 1996 and 2.8% to 10% in
1995.

Reserves for Future Policy Benefits: Traditional life insurance products primarily include those contracts with fixed and guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. The reserve for future policy benefits for traditional life insurance products has been provided on a net-level premium method based upon estimated investment yields, withdrawals, mortality, and other assumptions which were appropriate at the time the policies were issued. Such estimates are based upon past experience with a margin for adverse deviation. Interest assumptions range from 2.25% in earlier years to 11.82%. Reserves for future policy benefits are evaluated as if unrealized gains or losses on securities available for sale were realized and adjusted for any resultant premium deficiencies. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Foreign Currency Translation: The effect of changes in exchange rates in translating the foreign subsidiary's financial statements is accumulated as a separate component of shareholder's equity, net of applicable income taxes. Aggregate transaction adjustments included in income were not significant for 1997, 1996 or 1995.

Recognition of Revenue and Costs: Traditional life insurance contract premiums are recognized as revenue over the premium-paying period, with reserves for future policy benefits established from such premiums.

Revenues for universal life and investment products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products consist of interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Claim reserves include provisions for reported claims and claims incurred but not reported.

Reinsurance: Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Yearly renewable term reinsurance is accounted for the same as direct business. The receivables and payables under certain modified coinsurance arrangements are presented on a net basis to the extent that such receivables and payables are with the same ceding company. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. The ceded amounts related to policy liabilities have been reported as an asset.

Income Taxes: TOLIC and its domestic subsidiaries are included in the consolidated federal income tax returns filed by Transamerica Corporation, which by the terms of a tax sharing agreement generally requires TOLIC to accrue and settle income tax obligations in amounts that would result if TOLIC filed separate tax returns with federal taxing authorities.

Deferred income taxes arise from temporary differences between the bases of assets and liabilities for financial reporting purposes and income tax purposes, based on enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

Fair Values of Financial Instruments: Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded and private placements, fair values are estimated using values obtained from independent pricing services. Fair values for derivative instruments, including off-balance-sheet instruments, are estimated using values obtained from independent pricing services.

Fair values for equity securities are based on quoted market prices.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

The carrying amounts of short-term investments, cash, and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturates consistent with those remaining for the contracts being valued. The liabilities under investment-type contracts are included in policyholder contract deposits in the accompanying consolidated balance sheet.

NOTE B--INVESTMENTS

The cost and fair value of fixed maturities available for sale and equity securities are as follows (in thousands):

                                                                         Gross             Gross
                                                                      Unrealized        Unrealized            Fair
                                                       Cost              Gain              Loss               Value
December 31, 1997

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                   $        273,949  $         78,390  $              -   $        352,339
   Obligations of states and political
     subdivisions                                         219,391            16,765                31            236,125
   Foreign governments                                     81,425             6,996                 2             88,419
   Corporate securities                                18,596,027         1,438,385            57,729         19,976,683
   Public utilities                                     4,017,154           340,580               811          4,356,923
   Mortgage-backed securities                           3,795,464           342,805             1,977          4,136,292
   Redeemable preferred stocks                             69,773            24,326             8,882             85,217
                                                 ----------------  ----------------  ----------------   ----------------

                      Total fixed maturities     $     27,053,183  $      2,248,247  $         69,432   $     29,231,998
                                                 ================  ================  ================   ================

   Equity securities                             $        309,637  $        488,322  $          6,738   $        791,221
                                                 ================  ================  ================   ================

December 31, 1996

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                   $        288,605  $         25,118  $          1,628   $        312,095
   Obligations of states and political
     subdivisions                                         258,596             8,508               538            266,566
   Foreign governments                                    110,283             4,479               520            114,242
   Corporate securities                                15,171,041           779,904           108,999         15,841,946
   Public utilities                                     4,462,063           203,604            35,769          4,629,898
   Mortgage-backed securities                           5,548,067           252,094            56,293          5,743,868
   Redeemable preferred stocks                             66,856            10,281             5,076             72,061
                                                 ----------------  ----------------  ----------------   ----------------

                      Total fixed maturities     $     25,905,511  $      1,283,988  $        208,823   $     26,980,676
                                                 ================  ================  ================   ================

   Equity securities                             $        199,494  $        281,418  $          9,178   $        471,734
                                                 ================  ================  ================   ================


The cost and fair value of fixed maturities available for sale at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

                                                                                             Fair
                                                                          Cost               Value
     Maturity

     Due in 1998                                                    $        494,969   $        510,261
     Due in 1999-2002                                                      3,877,467          4,019,436
     Due in 2003-2007                                                      5,908,618          6,249,016
     Due after 2007                                                       12,906,892         14,231,776
                                                                    ----------------   ----------------
                                                                          23,187,946         25,010,489
     Mortgage-backed securities                                            3,795,464          4,136,292
     Redeemable preferred stock                                               69,773             85,217
                                                                    ----------------   ----------------

                                                                    $     27,053,183   $     29,231,998
                                                                    ================   ================

The components of the carrying value of real estate are as follows (in thousands):

                                                                          1997               1996
                                                                    ---------------    ----------

     Investment real estate                                         $         18,806   $         22,814
     Properties held for sale                                                    827              2,062
                                                                    ----------------   ----------------

                                                                    $         19,633   $         24,876
                                                                    ================   ================

As of December 31, 1997, the Company held a total investment in one issuer, other than the United States Government or a Unites States Government agency or authority, which exceeded 10% of total shareholder's equity as follows (in thousands):

Name of Issuer                                Carrying Value

Hill Street Funding                        $        516,822

The carrying value of those assets that were on deposit with public officials in compliance with regulatory requirements was $21.7 million at December 31, 1997.

Net investment income by major investment category is summarized as follows (in thousands):

                                                              1997               1996              1995
                                                        ----------------   ----------------  ----------

     Fixed maturities                                   $      2,096,543   $      2,005,764  $      1,904,519
     Equity securities                                             5,339              5,458             3,418
     Mortgage loans on real estate                                62,877             58,165            40,702
     Real estate                                                 (11,110)            (7,435)            3,209
     Policy loans                                                 28,080             27,012            25,641
     Other long-term investments                                     511                978             2,353
     Short-term investments                                       12,770             10,616            13,286
                                                        ----------------   ----------------  ----------------
                                                               2,195,010          2,100,558         1,993,128
     Investment expenses                                         (29,445)           (23,326)          (20,369)
                                                        -----------------  ----------------  ----------------

                                                        $      2,165,565   $      2,077,232  $      1,972,759
                                                        ================   ================  ================

Significant components of net realized investment gains are as follows (in thousands):

                                                              1997               1996              1995
                                                        ----------------   ----------------  ----------

     Net gains (losses) on disposition of investments in:
          Fixed maturities                              $        (21,484)  $         40,967  $         52,889
          Equity securities                                       59,834             15,750             5,637
          Other                                                   (1,410)             3,424             2,327
                                                        ----------------   ----------------  ----------------
                                                                  36,940             60,141            60,853
     Provision for impairment                                     (5,638)            (9,080)          (23,551)
     Accelerated amortization of DPAC                              8,961            (33,590)           (9,190)
                                                        ----------------   ----------------  ----------------

                                                        $         40,263   $         17,471  $         28,112
                                                        ================   ================  ================

The components of net gains (losses) on disposition of investment in fixed maturities are as follows (in thousands):
                                                              1997               1996              1995

     Gross gains                                        $         82,452   $         74,817  $         61,504
     Gross losses                                               (103,936)           (33,850)           (8,615)
                                                        ----------------   ----------------  ----------------

                                                        $        (21,484)  $         40,967  $         52,889
                                                        =================  ================  ================

Proceeds from disposition of investment in fixed maturities available for sale were $7,896.5 million in 1997, $4,969.2 million in 1996 and $3,461.1 million in 1995.

The costs of certain investments have been reduced by the following allowances for impairment in value (in thousands):

                                                                               December 31
                                                                         1997               1996
                                                                  ----------------   -----------

     Fixed maturities                                             $         64,168   $         54,160
     Mortgage loans on real estate                                          24,508             22,654
     Real estate                                                             5,854              9,146
     Other long-term investments                                             5,900             11,025
                                                                  ----------------   ----------------

                                                                  $        100,430   $         96,985
                                                                  ================   ================

The  components  of  net  unrealized   investment   gains  in  the  accompanying
consolidated balance sheet are as follows (in thousands):

                                                                               December 31
                                                                         1997              1996
                                                                  ----------------   ----------
     Unrealized gains on investment in:
        Fixed maturities                                          $      2,178,815   $      1,075,165
        Equity securities                                                  481,584            272,240
                                                                  ----------------   ----------------
                                                                         2,660,399          1,347,405
     Fair value adjustments to:
        DPAC                                                              (546,111)          (306,602)
        Reserves for future policy benefits                               (281,000)          (195,000)
                                                                  ----------------   ----------------
                                                                          (827,111)          (501,602)
     Related deferred taxes                                               (641,651)          (296,031)
                                                                  ----------------   ----------------

                                                                  $      1,191,637   $        549,772
                                                                  ================   ================


NOTE C--DEFERRED POLICY ACQUISITION COSTS (DPAC)

Significant components of changes in DPAC are as follows (in thousands):

                                                                 1997               1996              1995
                                                          -----------------  ----------------  -----------

     Balance at beginning of year                         $      2,138,203   $     1,974,211   $      2,480,474

        Amounts deferred:
          Commissions                                              352,300           290,512            298,698
          Other                                                    115,431            97,491             83,108
        Amortization attributed to:
          Net gain on disposition of investments                     8,961           (33,590)            (9,190)
          Operating income                                        (265,264)         (235,180)          (182,123)
        Fair value adjustment                                     (239,509)           48,969           (706,915)
        Foreign currency translation adjustment                     (7,534)           (4,210)            10,159
                                                          -----------------  ---------------   ----------------

     Balance at end of year                               $      2,102,588   $     2,138,203   $      1,974,211

                                                          ================   ===============   ================


NOTE D--POLICY LIABILITIES

Components of policyholder contract deposits are as follows (in thousands):

                                                                                 December 31
                                                                           1997               1996
                                                                    ----------------   -----------

     Liabilities for investment-type products                       $    19,297,966    $    18,126,119
     Liabilities for non-traditional life insurance
        products                                                          4,763,845          4,592,836
                                                                    ---------------    ---------------

                                                                    $    24,061,811    $    22,718,955
                                                                    ===============    ===============

Reserves for future policy benefits were evaluated as if the unrealized gains on securities available for sale had been realized and adjusted for resultant premium deficiencies by $281 million as of December 31, 1997, $195 million as of December 31, 1996 and $339 million as of December 31, 1995.

NOTE E--INCOME TAXES

Components of income tax liabilities are as follows (in thousands):

                                                                                 December 31
                                                                           1997               1996
                                                                    ----------------   -----------

     Current tax liabilities (receivables)                          $         44,510   $        (13,752)
     Deferred tax liabilities                                                769,578            402,604
                                                                    ----------------   ----------------

                                                                    $        814,088   $        388,852
                                                                    ================   ================

Significant components of deferred tax liabilities (assets) are as follows (in thousands):

                                                                                 December 31
                                                                           1997               1996
                                                                    ----------------   -----------

     Deferred policy acquisition costs                              $        783,624   $        726,011
     Unrealized investment gains                                             641,651            296,031
                                                                    ----------------   ----------------
        Total deferred tax liabilities                                     1,425,275          1,022,042

     Life insurance policy liabilities                                      (613,874)          (578,823)
     Provision for impairment of investments                                 (35,151)           (33,945)
     Other-net                                                                (6,672)            (6,670)
                                                                    -----------------  -----------------
        Total deferred tax assets                                           (655,697)          (619,438)
                                                                    ----------------   ----------------

                                                                    $        769,578   $        402,604
                                                                    ================   ================

The Company offsets all deferred tax assets and liabilities and presents them in a single amount in the consolidated balance sheet.

Components of provision for income taxes are as follows (in thousands):

                                                                 1997               1996              1995
                                                          -----------------  ----------------  -----------

     Current tax expense                                  $        122,201   $         99,692  $       115,614
     Deferred tax expense (benefit):
        Domestic                                                    14,731             55,261           21,784
        Foreign                                                     12,649              9,732           12,249
                                                          ----------------   ----------------  ---------------

                                                          $        149,581   $        164,685  $       149,647
                                                          ================   ================  ===============



The differences between federal income taxes computed at the statutory rate and the provision for income taxes as reported are as follows (in thousands):

                                                                     1997              1996               1995
                                                              ----------------  ----------------   -----------

     Income before income taxes:
       Income from U.S. operations                            $       430,449   $       474,160    $       425,946
       Income from foreign operations                                  51,189            27,805             34,997
                                                              ---------------   ---------------    ---------------
                                                                      481,638           501,965            460,943
     Tax rate                                                              35%               35%                35%
                                                              ---------------   ---------------    ---------------
     Federal income taxes at statutory rate                           168,573           175,688            161,330
     Income not subject to tax                                         (3,284)           (2,262)              (685)
     Low income housing credits                                       (10,156)           (8,175)            (3,137)
     Other, net                                                        (5,552)             (566)            (7,861)
                                                              ---------------   ---------------    ---------------

                                                              $       149,581   $       164,685    $       149,647
                                                              ===============   ===============    ===============

Low income housing credits are recognized over the productive life of acquired assets. In 1995, the Company recognized a $4.4 million tax benefit related to the favorable settlement of a prior year tax matter.

Under the Life Insurance Company Income Tax Act of 1959, a portion of "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The balance in this account was frozen at December 31, 1983 pursuant to the Deficit Reduction Act of 1984. This amount becomes subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders' surplus account balance at December 31, 1997 was $138 million. At December 31, 1997, $2,179 million was available for payment of dividends without such tax consequences. No income taxes have been provided on the policyholders' surplus account since the conditions that would cause such taxes are remote.

Income taxes of $58.5 million, $149.1 million and $153.3 million were paid principally to the Company's parent in 1997, 1996 and 1995, respectively.


NOTE F--REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses, however, the Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance agreements.

The components of the Company's life insurance in force and premiums and other considerations are summarized as follows (in thousands):

                                                              Ceded to              Assumed
                                         Direct                 Other             from Other               Net
                                         Amount               Companies            Companies             Amount
1997
   Life insurance in force,
     at end of year               $        241,379,957  $       207,533,094  $       225,685,653  $       259,532,516
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,854,918  $         1,163,259  $         1,085,712  $         1,777,371
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,950,335  $           696,009  $           472,738  $         2,727,064
                                  ====================  ===================  ===================  ===================

1996
   Life insurance in force,
     at end of year               $        220,162,932  $       195,158,214  $       201,560,322  $       226,565,040
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,702,975  $         1,033,201  $           972,211  $         1,641,985
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,922,967  $         1,112,561  $           748,386  $         2,558,792
                                  ====================  ===================  ===================  ===================

1995
   Life insurance in force,
     at end of year               $        206,722,573  $       116,762,869  $       174,193,592  $       264,153,296
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,857,439  $         1,079,303  $           885,440  $         1,663,576
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,803,213  $         1,065,545  $           701,488  $         2,439,156
                                  ====================  ===================  ===================  ===================



NOTE G--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees of the Company are covered by noncontributory defined pension benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. Annual contributions to the plans generally include a provision for current service costs plus amortization of prior service costs over periods ranging from 10 to 30 years. Assets of the plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs (benefits) recognized for all plans were $(5.4) million in 1997, $(3.1) million in 1996 and $2.5 million in 1995, of which $(6.1) million in 1997, $(3.7) million in 1996 and $2.0 million in 1995, respectively, related to the plan sponsored by Transamerica Corporation. The plans sponsored by the Company are not material to the consolidated financial position of the Company.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income were not significant in 1997, 1996 and 1995.


NOTE H--RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and certain of its other subsidiaries in the normal course of operations. These transactions include loans and advances, investments in a money market fund managed by an affiliated company, rental of space, and other specialized services. At December 31, 1997, pension funds administered for these related companies aggregated $1,467.4 million and the investment in an affiliated money market fund, included in short-term investments, was $91.1 million.

During 1996, the Company transferred certain below investment grade bonds with an aggregate book value of $424.9 million, including an aggregate interest receivable of $9.6 million, to a special purpose subsidiary of Transamerica Corporation in exchange for assets with a fair value of $438.9 million, comprised of collateralized higher-rated bond obligations of $413.9 million issued by the special purpose subsidiary and cash of $25 million. The excess of fair value of the consideration received over the book value of the bonds transferred is included in net realized investment gains.

During 1995, the Company transferred real estate with an aggregate book value of $27.7 million to an affiliate within the Transamerica Corporation group of consolidated companies in exchange for assets with a fair value of $49.7 million, comprising mortgage loans of $35.1 million and cash of $14.6 million. The excess of fair value of the consideration received over the book value of the real estates transferred, net of related tax payable to the parent, is included as a capital contribution.

During 1997, equity securities with a fair value of $177.2 million (cost of $55.5 million) were received from Transamerica Corporation. $50 million was used as a partial paydown on a $200 million note due from Transamerica Corporation. The excess of fair value over cost less the amount applied to the note was recorded as additional paid-in capital. The remaining balance on the note, which is due in 2013 and bears interest at 7%, is $150 million.

In addition, the Company received a capital contribution of $15 million from Transamerica Corporation.


NOTE I--REGULATORY MATTERS

TOLIC and its insurance subsidiaries are subject to state insurance laws and regulations, principally those of TOLIC and each subsidiary's state of incorporation. Such regulations include the risk-based capital requirement and the restriction on the payment of dividends. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of 10% of the Company's statutory capital and surplus as of the preceding year end or the Company's statutory net income from operations for the preceding year. The insurance department of the domiciliary state recognizes these amounts as determined in conformity with statutory accounting practices prescribed or permitted by the insurance department, which vary in some respects from generally accepted accounting principles. The Company's statutory net income and statutory capital and surplus which are represented by TOLIC's net income and capital and surplus are summarized as follows (in thousands):

                                                      1997                  1996                  1995
                                              -------------------   -------------------   ------------

     Statutory net income                     $            96,472    $           112,296   $           131,607
     Statutory capital and surplus, at
        end of year                                     1,556,228              1,249,045             1,115,691


NOTE J-COMMITMENTS AND CONTINGENCIES

The Company issues synthetic guaranteed investment contracts which guarantee, in exchange for a fee, the liquidity of pension plans to pay certain qualified benefits if other sources of plan liquidity are exhausted. Unlike traditional guaranteed investment contracts, the plan sponsor retains the credit risk in a synthetic contract while the Company assumes some limited degree of interest rate risk. To minimize the risk of loss, the Company underwrites these contracts based on plan sponsor agreement, at the inception of the contract, on investment guidelines to be followed, including overall portfolio credit and maturity requirements. Adherence to these investment requirements is monitored regularly by the Company. At December 31, 1997, commitments to maintain liquidity for benefit payments on notional amounts of $3.3 billion were outstanding compared to $1.9 billion at December 31, 1996.

The Company is subject to mandatory assessments by state guaranty funds to cover losses to policyholders of those insurance companies that are under regulatory supervision. Certain states allow such assessments to be used to reduce future premium taxes. The Company estimates and recognizes its obligation for guaranty fund assessments, net of premium tax deductions, based on the survey data provided by National Organization of Life and Health Insurance Guaranty Associations. At December 31, 1997 and 1996, the estimated exposures and the resultant accruals recorded were not material to the consolidated financial position or results of operations of the Company.

Substantially all leases of the Company are operating leases principally for the rental of real estate. Rental expenses for equipment and properties were $16.5 million in 1997, $20.6 million in 1996 and $25.3 million in 1995. The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1997 (in thousands):

Year ending December 31:
           1998                                           $ 15,115
           1999                                                      14,468
           2000                                                      12,208
           2001                                                      11,768
           2002                                                       6,874
       Later years                                                   55,597
                                                          --------------------

                                                          $ 116,030
                                                          ====================

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiffs' counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement of $31 million pre-tax have been accrued. Additional costs related to the settlement are not expected to be material and will be incurred over a period of years. Additional costs related to the settlement are not currently determinable. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

NOTE K--FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments are as follows (in thousands):

                                                                                    December 31
                                                      -----------------------------------------
                                                                      1997                                1996
                                                      -----------------------------------    -----------------
                                                           Carrying             Fair           Carrying            Fair
                                                             Value              Value            Value             Value
Financial Assets:
   Fixed maturities available for sale                 $    29,231,998   $    29,231,998   $    26,980,676   $    26,980,676
   Equity securities available for sale                        791,221           791,221           471,734           471,734
   Mortgage loans on real estate                               706,939           774,556           716,669           770,122
   Policy loans                                                451,023           427,924           442,607           416,396
   Short-term investments                                      324,672           324,672           135,726           135,726
   Cash                                                         36,656            36,656            35,817            35,817
   Accrued investment income                                   481,913           481,913           404,866           404,866

Financial Liabilities:
   Liabilities for investment-type contracts:
     Single and flexible premium
       deferred annuities                                    6,779,951         6,261,707         6,962,501         6,400,632
     Single premium immediate annuities                      4,361,311         5,122,562         4,115,047         4,476,968
     Guaranteed investment contracts                         3,211,834         3,265,384         3,153,769         3,207,342
     Other deposit contracts                                 4,944,870         4,992,906         3,894,802         3,913,046

Off-balance-sheet assets (liabilities):
   Interest rate swap agreements designated
     as hedges of liabilities in a:
      Receivable position                                            -             8,189                 -            43,916
      Payable position                                               -            (5,247)                -            (5,485)

The Company enters into various interest rate agreements in the normal course of business, primarily as a means of managing its interest rate exposure in connection with asset and liability management.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. A swaption generally provides for an option to enter into an interest rate swap agreement in the event of unfavorable interest rate movements. These agreements generally require upfront premium payments. The costs of swaptions and interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. Any conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.

Gains or losses on terminated interest rate agreements are deferred and amortized over the remaining life of the underlying assets or liabilities being hedged.

The  information  on  derivative   instruments  is  summarized  as  follows  (in
thousands):

                                                                         Aggregate         Weighted
                                                                         Notional           Average
                                                                          Amount          Fixed Rate        Fair Value
December 31, 1997
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
      Fixed rate interest                                           $        419,715          6.81%     $         1,820
      Floating rate interest                                                 280,905          6.48%               3,000
      Floating rate interest based on one index and
        receives floating rate interest based on
        another index                                                        337,371           -                   (320)
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC pays:
      Fixed rate interest                                                          -            -                     -
      Floating rate interest                                               2,252,089          6.17%               4,507
      Floating rate interest based on one index and
        receives floating rate interest based on
        another index                                                        304,820           -                 (1,565)
   Interest rate floor agreements                                            560,500          6.46%              25,254
   Swaptions                                                               8,326,030          4.50%             103,018
   Others                                                                     29,117           -                 15,314

December 31, 1996
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
      Fixed rate interest                                           $        270,035          6.73%     $         1,511
      Floating rate interest                                                 250,905          6.77%               5,877
      Floating rate interest based on one index and
        receives floating rate interest based on
        another index                                                        326,644           -                 (9,359)
   Interest rate swap agreements designated as
                 ----
     hedges of financial liabilities, where TLC pays:
      Fixed rate interest                                                     60,000          4.39%                 333
      Floating rate interest                                               1,710,716          6.11%              37,655
      Floating rate interest based on one index and
        receives floating rate interest based on
        another index                                                         58,585           -                    443
   Interest rate floor agreements                                            560,500          6.46%              19,287
   Swaptions                                                               8,327,570          4.50%              54,198
   Others                                                                    108,745           -                 19,607


Generally, notional amounts indicate the volume of transactions and estimated fair values indicate the amounts subject to credit risk.

Activities with respect to the notional amounts are summarized as follows (in thousands):

                                             Beginning                                                             End
                                              of Year         Additions       Maturities      Terminations       of Year

1997:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      847,584   $      322,165   $       91,858  $     39,900     $      1,037,991
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                     1,829,301        2,297,133        1,554,525        15,000            2,556,909
   Interest rate floor agreements                560,500                -                -             -              560,500
   Swaptions                                   8,327,570                -                -         1,540            8,326,030
   Others                                        108,745           20,572          100,200             -               29,117
                                          --------------   --------------   --------------  ------------     ----------------

                                          $   11,673,700   $    2,639,870   $    1,746,583  $     56,440     $     12,510,547
                                          ==============   ==============   ==============  ============     ================
1996:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      440,173   $      566,023   $      143,554  $     15,058     $        847,584
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                     1,146,678        1,887,348        1,103,525       101,200            1,829,301
   Interest rate floor agreements                560,500                -                -             -              560,500
   Interest rate cap agreements                  250,000                -          250,000             -                    -
   Swaptions                                   1,267,140        7,170,000          109,570             -            8,327,570
   Others                                        100,000            8,745                -             -              108,745
                                          --------------   --------------   --------------  ------------     ----------------

                                          $    3,764,491   $    9,632,116   $    1,606,649  $    116,258     $11,673,700
                                          ==============   ==============   ==============  ============     ===========
1995:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      274,777   $      246,790   $       59,947  $     21,447     $        440,173
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                       601,545        1,035,910          460,777        30,000            1,146,678
   Interest rate floor agreements                560,500                -                -             -              560,500
   Interest rate cap agreements                  100,000          250,000          100,000             -              250,000
   Swaptions                                     100,000        1,167,140                -             -            1,267,140
   Others                                        100,000                -                -             -              100,000
                                          --------------   --------------   --------------  ------------     ----------------

                                          $    1,736,822   $    2,699,840   $      620,724  $     51,447     $      3,764,491
                                          ==============   ==============   ==============  ============     ================


Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments, derivatives, fixed maturities, mortgage loans on real estate and reinsurance receivables. The Company places its temporary cash investments and enters into derivative transactions with high credit quality financial institutions. Concentrations of credit risk with respect to investments in fixed maturities and mortgage loans on real estate are limited due to the large number of such investments and their dispersion across many different industries and geographic areas. The Company places reinsurance with only highly rated insurance companies. At December 31, 1997, the Company had no significant concentration of credit risk.

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)  Financial Statements:

          All required financial statements are included in Parts A and B of this Registration Statement.

                  (b)  Exhibits:

(1)               (a)     Resolutions of Board of Directors of Transamerica
Occidental Life
Insurance Company creating Transamerica Occidental's Separate Account Fund C. 1/
         (b) Resolutions of Transamerica Occidental Life Insurance Company approving the conversion of the Registrant to a unit investment trust. 2/

(2)      Not Applicable.
(3)               (a)     Form of Distribution Agreement between Transamerica
Securities Sales
         Corporation and Transamerica Occidental Life Insurance Company on behalf of
         Registrant.7/

(b) Form of Sales Agreement among Transamerica Securities Sales Corporation, Transamerica
         Occidental Life Insurance Company on behalf of Registrant, and Transamerica Financial
         Resources, Inc.7/

          (4)     (a)      Annual Deposit Individual Equity Investment Fund
Contract. 2/
(b) Single Deposit Individual Equity Investment Fund Contract to provide a deferred
         Variable Annuity.2/
(c) Single Deposit Individual Equity Investment Fund Contract to provide an immediate
         Variable Annuity.4/
(d)      Endorsement  to  define  the term  "Deposit"  in some
         Contracts to mean "Purchase Payment".4/
(e) Endorsement to modify definition of "Valuation  Period".4/
(f) Deposit  Continuation  on Total and  Permanent  Disability
Rider.4/ (g) Endorsement for State of Michigan to define investment factors filed as part of this
         Registration Statement.4/

(5)     (a)      Application for Individual Equity Investment Fund Contracts.4/
        (b)      Revised Application for Individual Equity Investment Fund
Contracts.4/
        (c) Application for Request to Change Life Policy to Individual Equity Investment Fund
                 Contract.4/

(6)     (a)      Restated Articles of Incorporation of Transamerica Occidental
 Life Insurance Company.6/
        (b)      Restated By-Laws of Transamerica Occidental Life Insurance
Company.6/

(7)     Not Applicable.

(8) Participation Agreement between Transamerica Occidental Life Insurance Company and Transamerica
        Variable Insurance Fund.3/

(9)       Opinion and Consent of Counsel.7

(10)      (a)    Consent of Counsel.8/
                    (b)    Consent of Independent Auditors.10/

          (11) No financial statements are omitted from Item 23.

          (12)      Not Applicable.

          (13)      Performance Data Calculations.

          (14)      Not Applicable.

          (15)      Powers of Attorney.9/10


  Robert Abeles 2/9//10                                Richard N. Latzer 7/9/10

  Thomas J. Cusack 2/9/10                       Karen MacDonald 5/9/10
                            Gary U. Rolle 7/9/10
  Richard H. Finn 7/9/10                        Paul E. Rutledge III 9/10
                  -
  George A. Foegele 9/10
  David E. Gooding 7/9/10
                   -
  Edgar H. Grubb 7/9/10                         T. Desmond Sugrue 9/10
                 -                                             --
                                             Bruce A. Turkstra 9/10

 Frank C. Herringer 7/9/10                      Nooruddin S. Veerjee 7/9/10
 James W. Dederer 7/9/10                        Robert A. Watson 5/9/10

          ----------------------------

1/ Incorporated by reference to the exhibits filed as part of the Registration Statement on Form N-8B-1 of Transamerica Occidental's Separate Account Fund C, File No. 2-3650.

2/        Incorporated by reference to the like-numbered exhibits to Post
Effective Amendment No. 43 to the
Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account C on Form N-4, File
No. 2-3650 (August 9, 1996).

3/ Incorporated by reference to the Exhibit 6 to Pre-Effective Amendment No. 1 to the Registration Statement of Transamerica Variable Insurance Fund, Inc. on Form N-1A, File No. 33-99016 (September 12, 1996).

4/ Incorporated by reference to the exhibits filed as part of the Registration Statement on Form N-1 of Transamerica Occidental's Separate Account Fund C., File No. 2-3650.

5/        Incorporated by reference to the like-numbered exhibits to Post
Effective Amendment No. 42 to the
Registration Statement of Transamerica Occidental's Separate Account Fund C on Form N-3, File No. 2-36250
(April 6, 1996).

6/ Incorporated by reference to the like-numbered exhibits to the initial Registration Statement on Form N-4 of Transamerica Occidental's VA-2L, File No. 33-49998 (July 24, 1992).

7/        Incorporated by reference to the like-numbered exhibits to Post-
Effective Amendment No. 44 to the
Registration Statement of Transamerica Occidental Separate Account C on Form N-4, File No. 2-36250 (October 3,
1996).

8/        Incorporated by reference to the like-numbered exhibits to Post-
Effective Amendment No. 45 to the
Registration Statement of Transamerica Occidental Separate Account C on Form N-4, File No. 2-36250 (November 8,
1996).

9/      Incorporated by reference to the like-numbered exhibits to
Post-Effective Amendment No. 46 to the Registration Statement of
Transamerica Occidental Separate Account C on Form N-4, File No. 2-36250
 (April 28, 1998).

10/     Filed herewith.

Items 25.  Directors and Officers of the Depositor.

          The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

List of Directors of Transamerica Occidental Life Insurance Company


                  Robert Abeles             Frank C. Herringer*
                                            Richard N. Latzer*

                  Thomas J. Cusack
                  James W. Dederer  Karen MacDonald

                                    Gary U. Rolle'
                  Richard H. Finn*
                  George A. Foegele***      Paul E. Rutledge III**
                  David E. Gooding          Edgar H. Grubb*
                                               T. Desmond Sugrue
                                            Bruce A. Turkstra
                                            Nooruddin S. Veerjee
                                            Robert A. Watson
          *600 Montgomery Street, San Francisco, California 94111 **401 N. Tryon Street, Charlotte, North Carolina 28202
***300 Consilium Place, Scarborough Ontario, Canada M1H3G2


List of Officers for Transamerica Occidental Life Insurance Company



Thomas J. Cusack           President and Chief Executive Officer
Nooruddin S. Veerjee                President - Insurance Products Division
Bruce A. Turkstra         Executive Vice President and Chief Information Officer
George A. Foegele          Senior Vice President
Paul E. Rutledge III                President - Reinsurance Division
Robert Abeles                       Executive Vice President and Chief Financial Officer
James W. Dederer, CLU               Executive Vice President, General Counsel and Corporate Secretary
David E. Gooding           Executive Vice President and Chief Information Officer
Bruce Clark                         Senior Vice President and Chief Actuary
Meheriar Hasan                      Vice President
Daniel E. Jund, FLMI                Senior Vice President
Karen MacDonald            Senior Vice President and Corporate Actuary
William N. Scott, CLU, FLMI         Senior Vice President
T. Desmond Sugrue          Executive Vice President
Ron F. Wagley                       Senior Vice President and Chief Agency Officer
Darrel K.S. Yuen                    President-Asian Operations
Richard N. Latzer                   Chief Investment Officer
Gary U. Rolle', CFA                 Chief Investment Officer
Stephen J. Ahearn          Investment Officer
Glen E. Bickerstaff                 Investment Officer
Jim Bowman                          Vice President
John M. Casparian          Investment Officer
Catherine Collinson                 Vice President
Heather E. Creeden                  Investment Officer
Colin Funai                         Investment Officer
William L. Griffin                  Investment Officer
Sharon K. Kilmer                    Investment Officer
Matthew W. Kuhns           Investment Officer
Michael F. Luongo          Investment Officer
Matthew Palmer                      Investment Officer
Thomas C. Pokorski                  Investment Officer
Susan A. Silbert                    Investment Officer
Philip W. Treick                    Investment Officer
Jeffrey S. Van Harte                Investment Officer
Lennart H. Walin                    Investment Officer
Paul Wintermute                     Investment Officer
William D. Adams           Vice President
Sandra Bailey-Whichard              Vice President
Nicki Bair                          Senior Vice President
Dennis Barry                        Vice President
Laurie Bayless                      Vice President
Marsha Blackman            Vice President
Nancy Blozis                        Vice President and Controller
Thomas Briggle                      Vice President
Thomas Brimacombe          Vice President
Roy Chong-Kit                       Senior Vice President and Actuary
Alan T. Cunningham                  Vice President and Deputy General Counsel
Aldo Davanzo                        Vice President and Assistant Secretary
Daniel Demattos                     Vice President
Peter DeWolf                        Vice President
Randy Dobo                          Vice President and Actuary
Thomas P. Dolan, FLMI               Vice President
John V. Dohmen                      Vice President
Harry Dunn, FSA                     Vice President and Chief Reinsurance Actuary
Gail DuBois                         Vice President and Associate Actuary
Ken Ellis                           Vice President
George Garcia                       Vice President and Chief Medicare Officer
David M. Goldstein                  Vice President and Associate General Counsel
Paul Hankwitz, MD          Vice President and Chief Medical Director
Kevin Hobbs                         Vice President
Randall C. Hoiby                    Vice President and Associate General Counsel
John W. Holowasko          Vice President
Phoebe Huang                        Vice President
William M. Hurst                    Vice President and Associate General Counsel
James M. Jackson           Vice President and Deputy General Counsel
Allan H. Johnson, FSA               Vice President and Actuary
Ken Kilbane                         Vice President
Frank J. LaRusso                    Vice President and Chief Underwriting Officer
Richard K. M. Lau, ASA              Vice President
Philip E. McHale, FLMI              Vice President
Mark Madden                         Vice President
Maureen McCarthy           Vice President
Vic Modugno                         Vice President and Associate Actuary
Jess Nadelman                       Vice President
Wayne Nakano, CPA          Vice President
Paul Norris                         Vice President and Actuary
Michael Palace, ASA                 Vice President and Actuary
Jerry Paul                          Vice President
Stephen W. Pinkham                  Vice President
Kristy M. Pipes                     Senior Vice President
Bruce Powell                        Vice President
Larry H. Roy                        Vice President
Gary L. Seagraves          Vice President
Joel D. Seigle                      Vice President
Sandra Smith                        Vice President
James O. Strand                     Vice President
Alice Su                            Vice President
Lee Tang                   Vice President
Bill Tate                                   Vice President
Claude W. Thau, FSA                 Senior Vice President
Kim A. Tursky                       Vice President and Assistant Secretary
John Vieren                         Vice President
Timothy Weis                        Vice President
William R. Wellnitz, FSA            Senior Vice President and Actuary
Virginia M. Wilson                  Vice President and Controller
Thomas Winters                      Vice President
Ronald R. Wolfe                     Regional Vice President
Sally Yamada                        Vice President and Treasurer
Olisa Abaelu                        Second Vice President
Flora Bahaudin                      Second Vice President
Frank Beardsley                     Vice President
Benjamin Bock                       Vice President
Daniel J. Bohmfalk                  Second Vice President and Associate Actuary
Ken Bromberg                        Second Vice President
Art Bueno                           Second Vice President
Barry Buner                         Second Vice President
Beverly Cherry                      Second Vice President
Wonjoon Cho                         Second Vice President
Art Cohen                           Second Vice President
Lance Cockings, CPA                 Second Vice President
Ron Corlew                          Second Vice President
Dave Costanza                       Second Vice President
Gloria Durosko                      Second Vice President
Reid A. Evers                       Vice President and Associate General Counsel
David Fairhall                      Second Vice President and Associate Actuary
Selma Fox                           Second Vice President
Toni A. Forge                       Second Vice President
Jerry Gable, FSA                    Second Vice President
Roger Hagopian                      Second Vice President
Sharon Haley                        Second Vice President
Brian Hoyt                          Second Vice President
Zahid Hussain                       Vice President and Associate Actuary
Ahmad Kamil, FIA, MAAA     Vice President and Associate Actuary
Andrew G. Kanelos          Second Vice President
Ronald G. Keller                    Second Vice President
Joan Klubnik                        Second Vice President
Roger Korte                         Second Vice President
Lynette Lawson                      Second Vice President
Dean LeCesne                        Second Vice President
Liwen Lien                          Second Vice President
Marilyn McCullough                  Vice President
Richard MacKenzie          Second Vice President
Danny Mahoney                       Second Vice President
Carl Marcero                        Second Vice President and Chief Reinsurance Underwriter
Claudia Maytum                      Second Vice President
Clay Moye                           Second Vice President
Daniel A. Norwick          Second Vice President
John Oliver                         Second Vice President
Susan O'Brien                       Second Vice President
Stephanie Quincey          Second Vice President
Paul Reisz                          Second Vice President
James R. Robinson          Second Vice President
Ray Robinson                        Second Vice President
John J. Romer                       Vice President
Thomas M. Ronce            Second Vice President and Assistant General Counsel
Laura Scully                        Second Vice President
Frederick Seto                      Second Vice President
Jack Shalley, MD                    Second Vice President and Medical Director
Steven R. Shepard          Second Vice President and Assistant General Counsel
Frank Snyder                        Second Vice President
Mary Spence                         Second Vice President
Jean Stefaniak                      Second Vice President
Michael S. Stein                    Second Vice President
Christina Stiver                    Vice President
David Stone                         Second Vice President
Suzette Stover-Hoyt                 Second Vice President
John Tillotson                      Second Vice President
K. Y. To                            Second Vice President
Boning Tong                         Second Vice President and Associate Actuary
Janet Unruh                         Second Vice President and Assistant General Counsel
Colleen Vandermark                  Vice President
Marsha Wallace                      Second Vice President
Sheila Wickens, MD                  Second Vice President and Medical Director
Michael B. Wolfe                    Vice President
James Wolfenden                     Statement Officer
Kamran Haghighi                     Tax Officer



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          Registrant is a separate account of Transamerica Occidental Life Insurance Company, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Occidental Life Insurance Company, is wholly owned by Transamerica Insurance Corporation of California (Transamerica-California). Transamerica-California may be deemed to be controlled by its parent, Transamerica Corporation.

          The following chart indicates the persons controlled by or under common control with Transamerica.

         TRANSAMERICA CORPORATION AND SUBSIDIARIES
                     WITH STATE OR COUNTRY OF INCORPORATION



Transamerica Corporation - DE
      ARC Reinsurance Corporation - HI
         Transamerica Management, Inc. - DE
            Criterion Investment Management Company - TX
      Inter-America Corporation - CA
      Mortgage Corporation of America - CA
      Pyramid Insurance Company, Ltd. - HI
         Pacific Cable Ltd. - Bmda.
            TC Cable, Inc. - DE
      RTI Holdings, Inc. - DE
      Transamerica Airlines, Inc. - DE
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Delaware, L.P. - DE
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd. - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  TOD Liquidating Corp. - CA
                  TOL S.R.L. - Itl.
                  Trans Ocean Container Finance Corp. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management Corporation - CA
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings - CA
                  Trans Ocean Tank Services Corporation - DE
            Transamerica Leasing Inc. - DE
               Better Asset Management Company LLC - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr. Transamerica Tank Container Leasing Pty. Limited - Aust. Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Company (Europe) - MD Transamerica Insurance Finance Corporation, California - CA Transamerica Insurance Finance Corporation, Canada - ON
            Transamerica Business Credit Corporation - DE
               Direct Capital Equity Investment, Inc. - DE
               TA Air East, Corp. -
               TA Air III, Corp. - DE
               TA Air II, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air I, Corp. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. -
               TBC I, Inc. - DE
               TBC Tax III, Inc. -
               TBC Tax II, Inc. -
               TBC Tax IV, Inc. -
               TBC Tax IX, Inc. -
               TBC Tax I, Inc. -
               TBC Tax VIII, Inc. -
               TBC Tax VII, Inc. -
               TBC Tax VI, Inc. -
               TBC Tax V, Inc. -
               TBC Tax XII, Inc. -
               TBC Tax XI, Inc. -
               TBC V, Inc. -
               The Plain Company - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
               Transamerica Commercial Finance Corporation - DE
                  Inventory Funding Trust - DE
                     Inventory Funding Company, LLC - DE
                  TCF Asset Management Corporation - CO
                  Transamerica Joint Ventures, Inc. - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica   Commercial  Finance  Canada,  Limited  -  ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Finance Limited - U.K.
                        WFC Polska Sp. Zo.o -
                     Transamerica Commercial Holdings Limited - U.K. Transamerica Commercial Holdings, Inc. -
                        Transamerica Trailer Leasing Limited - NY
                  Transamerica Commercial Finance France S.A. - Fra. Transamerica GmbH Inc. - DE
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Corporation - FL
                        Liberty Mortgage Company of Ft. Myers, Inc. - FL Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                  Whirlpool Financial National Bank - DE
               Transamerica Vendor Financial Services - DE
            Transamerica Distribution Finance Corporation de Mexico -
               Transamerica Corporate Services de Mexico -
            Transamerica Federal Savings Bank -
            Transamerica HomeFirst, Inc. - CA
         Transamerica Home Loan - CA
         Transamerica Lending Company - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica Foundation - CA
      Transamerica Insurance Corporation of California - CA
         Arbor Life Insurance Company - AZ
         Plaza Insurance Sales, Inc. - CA
         Transamerica Advisors, Inc. - CA
         Transamerica Annuity Service Corporation - NM
         Transamerica Financial Resources, Inc. - DE
            Financial Resources Insurance Agency of Texas - TX
            TBK Insurance Agency of Ohio, Inc. - OH
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
 - AL
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - MA
         Transamerica International Insurance Services, Inc. - DE
            Home Loans and Finance Ltd. - U.K.
         Transamerica Occidental Life Insurance Company - CA
            NEF Investment Company - CA
            Transamerica China Investments Holdings Limited - H.K.
            Transamerica Life Insurance and Annuity Company - NC
               Transamerica Assurance Company - CO
            Transamerica Life Insurance Company of Canada - Can.
            Transamerica Life Insurance Company of New York - NY
            Transamerica South Park Resources, Inc. - DE
            Transamerica Variable Insurance Fund, Inc. - MD
            USA Administration Services, Inc. - KS
         Transamerica Products, Inc. - CA
            Transamerica Leasing Ventures, Inc. - CA
            Transamerica Products II, Inc. - CA
            Transamerica Products IV, Inc. - CA
            Transamerica Products I, Inc. - CA
         Transamerica Securities Sales Corporation - MD
         Transamerica Service Company - DE
      Transamerica Intellitech, Inc. - DE
      Transamerica International Holdings, Inc. - DE
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
- MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) - N/A
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California - CA
         Pyramid Investment Corporation - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc. - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
         Ventana Inn, Inc. - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE




                         *Designates INACTIVE COMPANIES
                     A Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner


Item 27.  Number of Contractowners


         As of December 31, 1997 there were 170 Contract Owners of Registrant's Contracts.


Item 28.  Indemnification

The Company's Bylaws provide in Article V as follows:


         Section 1. Right to Indemnification.
Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent Hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expense, liability, and loss (including attorneys' fees, judgements, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter Expenses"); provided however. that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) we authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. [It is the Corporation's intent that the bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the Corporation's Articles of Incorporation.]

         Section 2. Authority to Advance Expenses.
Expenses incurred by an officer or director (acting in his capacity as such) in defending a Proceeding shall be pad by the corporation in advance of the final disposition of such Proceeding, provided however. that if required by the California General Corporation Law, as amended, such Expanses shall be advanced only upon delivery to the corporation of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this Article or otherwise. Expenses incurred by other Agents of the corporation (or by the directors or officers not acting in their capacity as such, including service with respect to Employee benefit plans) may be advanced upon the receipt of a similar undertaking, if required by law, and upon such other terms and conditions as the Board of Directors deems appropriate. Any obligation to reimburse the corporation for Expense advances shall be unsecured and no interest shall be charged thereon.

         Section 3. Right of Claimant to Bring Suit.
If a claim under Section I or 2 of this Article is not paid in full by the corporation within 30 days after a written claim has been received by the corporation, the claimant may at any time thereafter bring suit against the corporation to recover the unpaid amount of the claim and, if successful in whole or in part, the claimant shall be entitled to h paid also the expense (including attorneys' fees) of prosecuting such claim. It shall be a defense to any such action (other than an action brought to enforce a claim for expenses incurred in defending a Proceeding in advance of its final disposition where the required undertaking has been tendered to the corporation) that the claimant has not met the standards of conduct that make it permissible under the California General Corporation Law for the corporation to indemnify the claimant for the amount claimed. Lee -burden of proving such a defense shall be on the corporation. Neither the failure of the corporation (including its Board of Directors, independent legal counsel, or its stockholders) to have made a determination prior to the commencement of such action that indemnification of the-claimant is proper under the circumstances because he has met the applicable standard of conduct set forth in the California General Corporation Law, nor an actual determination by the corporation (including its Board of Directors, independent legal counsel, or its stockholders) that the claimant had not met such applicable standard of conduct, shall be a defense to the action or create a presumption that claimant has not met the applicable standard of.conduct.

         Section 4. Provisions Nonexclusive.
The rights conferred on any person by this Article shill not be exclusive of any other rights that such person may have or hereafter acquire under any statute, provision of the Articles of Incorporation, bylaw, agreement, vote of stockholders or disinterested directors, or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office. To the extent that any provision of the Articles, agreement, or vote of the stockholders or disinterested directors is inconsistent with these bylaws, the provision, agreement, or vote shall take precedence.

         Section 5. Authority to Insure.
The corporation may purchase and maintain insurance to protect itself and any Agent against any Expense asserted against or incurred by such person, whether or not the corporation would have the power to indemnify the Agent against such Expense under applicable law or the provisions of this Article [provided that, in cases where the corporation owns all or a portion of the shares of the company issuing the insurance policy, the company and/or the policy must meet one of the two sets of conditions set forth in Section 317 of the California General Corporation Law, as amended].

         Section 6. Survival of Rights.
The rights provided by this Article shall continue as to a person who has ceased to be an Agent and shall inure to the benefit of the heirs, executors, and administrators of such person.

         Section 7. Settlement of Claims.
The  corporation  shall not be liable to indemnify  any Agent under this Article
(a) for any amounts paid in settlement of any action or claim effected without the corporation's written consent, which consent shall not be unreasonably withheld; or (b) for any judicial award, if the corporation was not given a reasonable and timely opportunity, at its expense, to participate in the defense of such action.

         Section 8. Effect of Amendment
Any amendment, repeal, or modification of this Article shall not adversely affect any right or protection of any Agent existing at the time of such amendment, repeal, or modification.

         Section 9. Subrogation.
In the event of payment under this Article, the corporation shall be subrogated to the extent of such payment to all of the rights of recovery of the Agent, who shall execute all papers required and shall do everything that may be necessary to secure such rights, including the execution of such documents necessary to enable the corporation effectively to bring suit to enforce such rights.

         Section 10. No Duplication of Payments.
The corporation shall not he liable under this Article to make any payment in connection with any claim made against the Agent to the extent the Agent has otherwise actually received payment (under any insurance policy, agreement, vote, or otherwise) of the amounts otherwise indemnifiable hereunder.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


         The directors and officers of  Transamerica  Occidental  Life Insurance
Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $95,000,000 for Coverage A and $80,000,000 for Coverage B for the period 11/15/98 to 11/15/2000. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with CAN, Lloyds, Gulf, Chubb, Travelers.


         Pursuant to the Marketing Agreement with the Underwriter, Transamerica Occidental will indemnify and hold harmless the Underwriter and each person who controls it against any liabilities to the extent that they arise from inaccurate or misleading statements in material provided by Transamerica Occidental.


Item 29.  Principal Underwriter

         (a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter and distributor for shares of Transamerica Investors, Inc. The Underwriter is wholly-owned by Transamerica Insurance
Corporation of California. Until November 1, 1996, Transamerica Financial Resources, Inc. ("TFR") served as principal underwriter for the Contracts.

         (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:



          Names and Principal                   Offices with
           Business Address                          Principal Underwriter

         Barbara Kelley                     Director & President
         Regina Fink                        Director & Secretary
         Nooruddin Veerjee          Director
         Dan Trivers                        Senior Vice President
         Nicki Bair                         Vice President
         Chris Shaw                         Second Vice President
         Ben Tang                   Treasurer

*The Principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.


TSSC received $825.00 from Separate Account C in 1997.



Item 30.  Location of Accounts and Records

         Physical possession of each account, book, or other document required to be maintained is kept at the Company's offices at 1150 South Olive Street, Los Angeles, California 90015-2211.

Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

         (a)  Not applicable.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

         (d) Transamerica Occidental Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to the incurred, and the risks assumed by Transamerica Occidental Life Insurance Company.


        (e) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                                SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this registration statement and that it has caused this Post-Effective Amendment No. 48 to the Registration Statement to be signed on its behalf in the City of Los Angeles, State of California, on the 7th day of May, 1998.


               SEPARATE ACCOUNT C OF
               TRANSAMERICA OCCIDENTAL
               LIFE INSURANCE COMPANY
               (REGISTRANT)

               TRANSAMERICA OCCIDENTAL
               LIFE INSURANCE COMPANY
               (DEPOSITOR)


----------------------------------
    David M. Goldstein
    Vice President




          As required by the Securities Act of 1933, this amendment to its Registration Statement has been signed by the following persons or by their duly appointed attorney-in-fact in the capacities and on the dates indicated.

Signatures                                           Titles                              Date



______________________*                              Director and Chief                  May 7, 1998
Robert Abeles                                        Financial Officer

______________________*                              President, Chairman,                May 7 , 1998
Thomas J. Cusack                                     Chief Executive Officer

                                                              and Director


1998______________________*                          Director                            May 7 , 1998
James W. Dederer

______________________*                              Director                            May 7 , 1998
Richard I. Finn


______________________*                              Director                            May 7, 1998
George A. Foegele

______________________*                              Director                            May 7, 1998
David E. Gooding

______________________*                              Director                            May 7, 1998
Edgar H. Grubb

______________________*                              Director                            May 7, 1998
Frank C. Herringer

______________________*                              Director                            May 7, 1998
Richard N. Latzer

______________________*                              Director                            May 7, 1998
Karen MacDonald

______________________*                              Director                            May 7, 1998
Gary U. Rolle'

______________________*                              Director                            May 7, 1998
Paul E. Rutledge III


______________________*                              Director                            May 7, 1998
Nooruddin S. Veerjee

______________________*                              Director                            May 7, 1998
T. Desmond Sugrue

______________________*                              Director                            May 7, 1998
Bruce A. Turkstra

______________________*                              Director                            May 7, 1998
Robert A. Watson

---------------------
*By: David M. Goldstein    On May 7, 1998 as Attorney-in-Fact pursuant to
          powers of attorney previously filed and filed herewith, and in his own capacity as Vice President.

                                              EXHIBIT INDEX

Exhibit                                              Description
   No.                                                of Exhibit


(10)(b)                                        Consent of Independent Auditors.

(15)                                                 Power of Attorney

Exhibit 10(b) Consent of Independent Auditors


We consent to the reference to our firm under the caption "Condensed Financial Information" and Independent Auditors" in Post-Effective Amendment No. 47 under the Securities Act of 1933 and Post-Effective Amendment No. 29 under the Investment Company Act of 1940 to the Registration Statement (Form N-4 No. 2-36250) and related Prospectus and Statement of Additional Information of Separate Account C of Transamerica Occidental Life Insurance Company and to the use of our report dated January 23, 1998 with respect to the consolidated financial statements of Transamerica Occidental Life Insurance Company and our report dated April 13, 1998 with respect to the financial statements of Separate Account C, both included in the Statement of Additional Information.


/s/Ernst & Young LLP
Los Angeles, California
April 28, 1998

Exhibit 15 Powers of Attorney

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                  Robert Abeles

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Thomas J. Cusack

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                James W. Dederer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Richard H. Finn

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                George A. Foegele

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                David E. Gooding

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Edgar H. Grubb

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                               Frank C. Herringer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Richard N. Latzer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), her true and lawful attorney-in-fact and agent, with full power of substitution to each, for her and on her behalf and in her name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and her or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Karen MacDonald

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                  Mark McEachen

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Gary U. Rolle'

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                              Paul E. Rutledge III

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                T. Desmond Sugrue

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Bruce A. Turkstra

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Nooruddin Veerjee

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Robert A. Watson